UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® COMMODITY

STRATEGY FUND

CMS-SEM

MFS® COMMODITY STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (c)(i)

Fixed income sectors (i)
Investment Grade Corporates	46.1%
Asset-Backed Securities	8.9%
Non-U.S. Government Bonds	2.9%
Emerging Markets Bonds	2.2%
Mortgage-Backed Securities	1.5%
U.S. Treasury Securities	1.2%
U.S. Government Agencies	1.0%
Commercial Mortgage-Backed Securities	0.4%
High Yield Corporates	0.3%
Collateralized Debt Obligations	0.2%
Residential Mortgage-Backed Securities	0.1%

Commodity exposure (c)(i)

Composition including fixed income credit quality (a)(i)
AAA	11.0%
AA	9.3%
A	18.9%
BBB	21.5%
BB	0.3%
U.S. Government	1.9%
Federal Agencies	2.5%
Not Rated	(0.6)%
Non-Fixed Income	100.1%
Cash & Cash Equivalents	27.6%
Other	(92.5)%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(c)	MFS expects to gain exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). MFS may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund’s and the Subsidiary’s investments in commodity-linked derivatives and/or commodity-linked notes are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and commodity-linked notes and the risks of investing in such notes, please see the Notes to Consolidated Financial Statements and the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.06%	$1,000.00	$995.56	$5.26
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
I	Actual	0.83%	$1,000.00	$997.95	$4.12
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
R5	Actual	0.82%	$1,000.00	$997.95	$4.07
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 65.2%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 9.6%
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/2018	$455,991	$455,804
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	1,007,611	1,007,516
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	299,812	299,355
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,185,000	1,184,615
Babson Ltd., CLO, “A1”, FRN, 0.857%, 1/18/2021 (n)	178,928	176,526
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.758%, 2/21/2017	834,397	834,482
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/2018	503,293	503,165
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.582%, 3/15/2028 (n)	1,031,000	1,030,897
Chesapeake Funding LLC, “A”, FRN, 0.888%, 1/07/2025 (n)	568,808	568,489
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.938%, 2/07/2027 (n)	2,410,312	2,399,837
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	980,000	979,590
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/2017 (n)	613,913	613,644
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	614,461	624,864
CNH Equipment Trust, “A2”, 0.63%, 12/15/2017	370,346	370,233
CNH Wholesale Master Note Trust, “A”, FRN, 1.032%, 8/15/2019 (n)	1,444,000	1,443,571
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,524,000	1,521,021
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.14%, 9/15/2039	396,111	410,446
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/2046	558,171	580,051
DT Auto Owner Trust, 0.98%, 4/16/2018 (n)	160,623	160,539
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (z)	740,000	739,996
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	500,930	500,290
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	636,493	636,255
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	804,312	801,419
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	540,552	540,574

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	$1,106,158	$1,110,605
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	406,000	411,405
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,602,000	1,624,131
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.832%, 1/15/2020	2,500,000	2,492,846
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.818%, 7/20/2019	1,700,000	1,695,834
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	1,500,000	1,498,455
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	374,958	374,594
GO Financial Auto Securitization, Trust, 2015-2, “A”, 11/19/15, 3.27%, 11/15/2018 (z)	681,080	679,463
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.864%, 6/17/2021 (n)	167,337	166,863
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.986%, 12/10/2027 (n)	699,547	698,760
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	920,000	919,983
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	493,914	493,792
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	1,769,543	1,769,805
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	932,404	931,960
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	715,848	731,743
Kingsland III Ltd., “A1”, CDO, FRN, 0.839%, 8/24/2021 (n)	203,911	202,769
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/2021 (n)	524,013	522,598
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	1,181,586	1,180,527
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.752%, 2/15/2017	201,467	201,467
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	2,200,000	2,201,030
Motor PLC, 2014-1A, “A1”, FRN, 0.913%, 8/25/2021 (n)	114,768	114,702
Motor PLC, 2015-1A, “A1”, FRN, 1.033%, 6/25/2022 (n)	2,277,112	2,273,097
Nationstar HECM Loan Trust, 2015-2A, “A”, 11/19/15, 2.882%, 11/25/2025 (z)	477,685	476,864
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.532%, 12/15/2025 (n)	662,731	663,791
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	2,327,000	2,313,580
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.832%, 1/15/2020	1,140,000	1,139,513
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	796,534	786,267

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	$2,876,244	$2,876,045
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	1,107,480	1,107,093
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.686%, 5/17/2032 (n)	710,000	699,025
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.788%, 7/22/2019 (n)	2,700,000	2,663,579
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,061,000	1,062,625
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	723,709	721,323
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	2,300,001	2,281,842

		$57,471,155
Automotive - 4.2%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$2,016,240
American Honda Finance Corp., FRN, 1.073%, 9/20/2017	460,000	461,142
American Honda Finance Corp., FRN, 1.009%, 5/26/2016 (n)	700,000	700,309
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	520,000	526,132
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	1,300,000	1,308,762
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,756,955
Daimler Finance North America LLC, FRN, 1.295%, 8/01/2016 (n)	480,000	480,216
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	340,000
Ford Motor Credit Co. LLC, FRN, 1.153%, 9/08/2017	1,860,000	1,852,060
Ford Motor Credit Co. LLC, FRN, 1.568%, 1/09/2018	1,770,000	1,765,469
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,030,719
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	645,177
Nissan Motor Acceptance Corp., FRN, 1.33%, 9/26/2016 (n)	1,180,000	1,182,086
Nissan Motor Acceptance Corp., FRN, 1.181%, 3/03/2017 (n)	1,000,000	1,000,227
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,201,610
Toyota Motor Credit Corp., FRN, 1.022%, 1/17/2019	1,620,000	1,610,538
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	1,900,000	1,882,398
Volkswagen Group of America Finance LLC, FRN, 0.988%, 5/23/2017 (n)	1,260,000	1,249,000
Volkswagen Group of America Finance LLC, FRN, 1.058%, 11/20/2017 (n)	1,500,000	1,473,120
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	570,000	569,855

		$25,052,015
Banks & Diversified Financials (Covered Bonds) - 0.5%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$1,000,000	$1,001,183
National Bank of Canada, 2.2%, 10/19/2016 (n)	1,060,000	1,065,607
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/2016 (n)	750,000	750,593

		$2,817,383
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$370,724

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 9/15/2017	$182,000	$182,652
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,402,000	1,444,043
NYSE Euronext, 2%, 10/05/2017	486,000	490,303

		$2,116,998
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.911%, 3/03/2017	$1,800,000	$1,802,759
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	450,000	459,202
Total System Services, Inc., 3.8%, 4/01/2021	432,000	448,440

		$2,710,401
Chemicals - 1.2%
CF Industries, Inc., 6.875%, 5/01/2018	$1,487,000	$1,620,293
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	3,000,000	2,988,453
Dow Chemical Co., 8.55%, 5/15/2019	2,000,000	2,388,336
LyondellBasell Industries N.V., 5%, 4/15/2019	390,000	420,829

		$7,417,911
Computer Software - 0.5%
Microsoft Corp., 2%, 11/03/2020	$2,909,000	$2,979,770

Computer Software - Systems - 0.3%
Apple, Inc., 1.7%, 2/22/2019	$705,000	$714,636
Apple, Inc., FRN, 0.868%, 5/03/2018	910,000	910,177

		$1,624,813
Conglomerates - 0.6%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,141,000	$1,147,456
ABB Treasury Center (USA), Inc., 2.5%, 6/15/2016 (n)	1,156,000	1,158,166
Roper Industries, Inc., 1.85%, 11/15/2017	1,164,000	1,169,081

		$3,474,703
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$225,427
Mattel, Inc., 2.5%, 11/01/2016	400,000	402,586
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	535,095
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	426,000	429,073
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	1,450,000	1,487,851
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,904,912

		$5,984,944
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$462,000	$463,824

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.4%
Amphenol Corp., 1.55%, 9/15/2017	$830,000	$829,642
Arrow Electronics, Inc., 3%, 3/01/2018	240,000	243,304
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,405,170

		$2,478,116
Electronics - 0.5%
Intel Corp., 1.35%, 12/15/2017	$1,052,000	$1,059,055
Lam Research Corp., 2.75%, 3/15/2020	801,000	803,062
Tyco Electronics Group S.A., 2.375%, 12/17/2018	281,000	283,927
Xilinx, Inc., 2.125%, 3/15/2019	890,000	897,581

		$3,043,625
Emerging Market Quasi-Sovereign - 0.7%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/2016	$730,000	$729,927
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,170,000	1,200,420
Korea Gas Corp., 2.25%, 7/25/2017 (n)	440,000	443,835
Petroleos Mexicanos, 3.125%, 1/23/2019	321,000	320,198
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,340,729

		$4,035,109
Energy - Independent - 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$196,000	$208,104

Energy - Integrated - 0.9%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$970,000	$975,264
BP Capital Markets PLC, 2.521%, 1/15/2020	806,000	824,953
Chevron Corp., 0.889%, 6/24/2016	370,000	370,208
Chevron Corp., 1.104%, 12/05/2017	567,000	567,330
Shell International Finance B.V., 1.125%, 8/21/2017	550,000	550,322
Shell International Finance B.V., FRN, 0.828%, 11/15/2016	1,800,000	1,800,531
Total Capital International S.A., 1.5%, 2/17/2017	600,000	602,738

		$5,691,346
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$540,000	$543,701
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	405,000	400,796

		$944,497
Food & Beverages - 3.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,392,000	$1,411,950
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,504,618
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	960,000	980,538
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	1,164,000	1,169,045
Diageo Capital PLC, 1.5%, 5/11/2017	850,000	854,815

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
General Mills, Inc., 1.4%, 10/20/2017	$2,300,000	$2,311,413
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	1,550,000	1,555,073
Ingredion, Inc., 1.8%, 9/25/2017	314,000	314,989
J.M. Smucker Co., 1.75%, 3/15/2018	1,000,000	1,006,369
Kellogg Co., 4.45%, 5/30/2016	320,000	320,882
Kraft Foods Group, Inc., 6.125%, 8/23/2018	1,560,000	1,720,044
Mead Johnson Nutrition Co., 3%, 11/15/2020	394,000	407,826
Molson Coors Brewing Co., 2%, 5/01/2017	778,000	782,559
PepsiCo, Inc., 2.5%, 5/10/2016	970,000	970,330
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	2,830,000	2,860,224
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	600,000	605,333
SABMiller Holdings, Inc., FRN, 1.305%, 8/01/2018 (n)	1,530,000	1,525,233
Tyson Foods, Inc., 2.65%, 8/15/2019	869,000	892,068
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	680,000	675,736
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	791,000	792,701
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	97,761

		$22,759,507
Food & Drug Stores - 0.7%
CVS Health Corp., 1.2%, 12/05/2016	$550,000	$551,323
CVS Health Corp., 1.9%, 7/20/2018	2,000,000	2,027,502
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	1,700,000	1,708,364

		$4,287,189
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$580,000	$585,940

Insurance - 1.5%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,196,321
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,173,202
MetLife Global Funding I, FRN, 1.008%, 4/10/2017 (n)	1,700,000	1,701,678
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,188,404
Metropolitan Life Global Funding I, 1.158%, 7/15/2016 (n)	980,000	980,908
Prudential Financial, Inc., FRN, 1.398%, 8/15/2018	1,250,000	1,247,085
Voya Financial, Inc., 2.9%, 2/15/2018	423,000	430,231

		$8,917,829
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/2017	$100,000	$100,359
UnitedHealth Group, Inc., 1.45%, 7/17/2017	1,210,000	1,216,869

		$1,317,228
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,300,000	$1,309,597

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 1.9%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,150,000	$1,156,105
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	1,110,000	1,111,369
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	600,218
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,222,050
KFW Government Development Banks, 1.125%, 11/16/2018	1,200,000	1,201,975
KFW Government Development Banks, 0.875%, 4/19/2018	695,000	693,673
Kommunalbanken A.S., 0.75%, 11/21/2016 (n)	560,000	559,630
Kommunalbanken A.S., 1%, 3/15/2018 (n)	330,000	329,943
Kommunalbanken A.S., FRN, 0.748%, 10/31/2016 (n)	160,000	160,026
Municipality Finance PLC, 2.375%, 5/16/2016	1,180,000	1,180,787
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,570,000	1,581,455
Statoil A.S.A., 1.8%, 11/23/2016	350,000	351,837
Statoil A.S.A., FRN, 0.908%, 5/15/2018	852,000	844,370
Statoil A.S.A., FRN, 1.08%, 11/08/2018	490,000	486,432

		$11,479,870
International Market Sovereign - 0.7%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$500,000	$500,375
Kingdom of Sweden, 1%, 2/27/2018 (n)	1,100,000	1,101,300
Republic of Finland, 1%, 4/23/2019 (n)	2,300,000	2,293,178
Republic of Iceland, 4.875%, 6/16/2016 (n)	334,000	334,839

		$4,229,692
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$546,165

Local Authorities - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/2016	$1,400,000	$1,401,890
Kommuninvest i Sverige AB, 0.875%, 12/13/2016 (n)	450,000	450,147
Province of Ontario, 1.1%, 10/25/2017	1,110,000	1,111,566

		$2,963,603
Major Banks - 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$1,420,000	$1,446,236
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	2,750,000	2,746,832
ABN AMRO Bank N.V., FRN, 1.045%, 6/06/2016 (n)	1,130,000	1,130,087
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,009,031
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,117,787
BNP Paribas, FRN, 1.222%, 12/12/2016	280,000	280,600
BNP Paribas, FRN, 1.122%, 3/17/2017	600,000	599,796
Canadian Imperial Bank of Commerce, FRN, 1.152%, 7/18/2016	840,000	840,922
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	1,004,585
Commonwealth Bank of Australia, FRN, 1.123%, 9/20/2016 (n)	1,020,000	1,021,788

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Commonwealth Bank of Australia, FRN, 0.992%, 3/13/2017 (n)	$410,000	$410,131
Commonwealth Bank of Australia, FRN, 0.903%, 9/08/2017 (n)	1,800,000	1,794,476
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	770,000	776,324
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	1,135,000	1,154,241
HSBC Bank PLC, 3.1%, 5/24/2016 (n)	310,000	310,447
HSBC Bank PLC, FRN, 1.258%, 5/15/2018 (n)	1,294,000	1,287,170
Huntington National Bank, FRN, 1.063%, 4/24/2017	1,910,000	1,906,327
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,111,591
ING Bank N.V., 3.75%, 3/07/2017 (n)	424,000	432,963
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	505,566
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	796,651
Mizuho Bank Ltd., FRN, 1.08%, 9/25/2017 (n)	1,800,000	1,791,281
Nordea Bank AB, FRN, 1.078%, 5/13/2016 (n)	1,000,000	1,000,219
Nordea Bank AB, FRN, 0.988%, 4/04/2017 (n)	410,000	410,142
PNC Bank N.A., 1.3%, 10/03/2016	790,000	791,021
PNC Bank N.A., 1.15%, 11/01/2016	1,200,000	1,202,039
PNC Bank N.A., 1.5%, 10/18/2017	1,240,000	1,245,868
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,758,859
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,162,196
Sumitomo Mitsui Banking Corp., FRN, 0.948%, 7/11/2017	1,400,000	1,392,217
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,515,268
Wells Fargo & Co., FRN, 0.893%, 9/08/2017	1,880,000	1,873,710
Wells Fargo Bank N.A., FRN, 1.375%, 1/22/2018	600,000	602,844

		$41,429,215
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$300,000	$300,944
Becton, Dickinson and Co., 1.45%, 5/15/2017	420,000	420,769
Becton, Dickinson and Co., 1.8%, 12/15/2017	1,500,000	1,507,928
Catholic Health Initiatives, 1.6%, 11/01/2017	400,000	400,954
Covidien International Finance S.A., 6%, 10/15/2017	401,000	429,499
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,464,689

		$4,524,783
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/2018	$260,000	$262,161
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,419,284

		$2,681,445
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$890,000	$876,374
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	420,000	403,200
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	871,083
Glencore Funding LLC, FRN, 1.795%, 5/27/2016 (n)	1,520,000	1,516,200

		$3,666,857

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 0.9%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$600,000	$587,301
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	396,918
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	1,037,619
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	660,000	654,253
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	786,149
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	522,000	522,448
TransCanada PipeLines Ltd., FRN, 1.308%, 6/30/2016	1,190,000	1,190,524

		$5,175,212
Mortgage-Backed - 1.5%
Fannie Mae, 3%, 10/01/2030	$635,441	$664,277
Fannie Mae, 1.114%, 2/25/2017	667,321	667,366
Fannie Mae, 4.5%, 4/01/2024	622,676	657,512
Fannie Mae, 4%, 3/01/2025	71,034	75,893
Fannie Mae, 4.5%, 5/01/2025	227,575	242,281
Fannie Mae, 3%, 4/01/2030 - 5/01/2030	1,570,947	1,642,234
Fannie Mae, FRN, 0.744%, 12/25/2017	607,246	606,223
Fannie Mae, FRN, 0.653%, 5/25/2018	801,277	800,656
Fannie Mae, FRN, 0.788%, 5/25/2018	2,036,089	2,035,750
Freddie Mac, 1.655%, 11/25/2016	174,289	174,383
Freddie Mac, 1.426%, 8/25/2017	220,772	221,332
Freddie Mac, 4%, 7/01/2025	465,278	496,062
Freddie Mac, 3.5%, 8/01/2026	578,877	613,211

		$8,897,180
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/2017 (n)	$740,000	$740,636

Network & Telecom - 1.9%
AT&T, Inc., 2.4%, 8/15/2016	$160,000	$160,758
AT&T, Inc., 2.4%, 3/15/2017	520,000	525,347
AT&T, Inc., 2.45%, 6/30/2020	730,000	741,430
AT&T, Inc., FRN, 1.545%, 11/27/2018	1,570,000	1,573,368
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,114,838
Verizon Communications, Inc., 1.35%, 6/09/2017	580,000	581,493
Verizon Communications, Inc., 6.1%, 4/15/2018	2,100,000	2,290,649
Verizon Communications, Inc., FRN, 2.163%, 9/15/2016	1,850,000	1,858,682
Verizon Communications, Inc., FRN, 1.412%, 6/17/2019	2,433,000	2,434,995

		$11,281,560
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$2,000,000	$1,995,474
Transocean, Inc., 5.8%, 12/15/2016	650,000	654,563

		$2,650,037

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,213,560

Other Banks & Diversified Financials - 7.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018	$439,000	$452,655
American Express Credit Corp., 2.8%, 9/19/2016	420,000	423,111
Banco Santander Chile, FRN, 1.528%, 4/11/2017 (n)	1,410,000	1,406,475
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.246%, 9/09/2016 (n)	1,320,000	1,321,321
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	400,000	408,984
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,595,902
Banque Federative du Credit Mutuel, FRN, 1.484%, 10/28/2016 (n)	420,000	420,964
Banque Federative du Credit Mutuel, FRN, 1.484%, 1/20/2017 (n)	1,010,000	1,012,641
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,015,968
BPCE S.A., 1.625%, 1/26/2018	1,430,000	1,431,873
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,252,589
Capital One Bank (USA) N.A., FRN, 1.3%, 2/05/2018	2,200,000	2,195,475
Capital One Financial Corp., 2.45%, 4/24/2019	420,000	424,826
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,408,642
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,212,289
Fifth Third Bancorp, 1.35%, 6/01/2017	1,800,000	1,800,434
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	366,013
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,050,892
First Republic Bank, 2.375%, 6/17/2019	278,000	278,297
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	937,020
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	660,000	662,977
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,951,861
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	638,395
Macquarie Bank Ltd., FRN, 1.265%, 10/27/2017 (n)	1,900,000	1,894,378
National Bank of Canada, FRN, 1.472%, 12/14/2018	3,200,000	3,204,317
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	480,000	479,411
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,223,234
Svenska Handelsbanken AB, 2.875%, 4/04/2017	566,000	575,765
Svenska Handelsbanken AB, FRN, 1.094%, 9/23/2016	250,000	250,327
Swedbank AB, 2.125%, 9/29/2017 (n)	2,462,000	2,486,349
Union Bank, 3%, 6/06/2016	280,000	280,559
Westpac Banking Corp., 2%, 8/14/2017	400,000	403,976
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	3,002,016
Westpac Banking Corp., FRN, 0.949%, 5/19/2017	1,000,000	999,328

		$43,469,264
Pharmaceuticals - 3.0%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,517,390
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,319,288
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,080,682
Actavis, Inc., 1.875%, 10/01/2017	330,000	330,933

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Amgen, Inc., 2.3%, 6/15/2016	$440,000	$440,866
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,860,000	1,869,153
Biogen, Inc., 2.9%, 9/15/2020	940,000	974,108
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	1,087,000	1,087,000
Celgene Corp., 2.125%, 8/15/2018	1,410,000	1,429,039
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	3,005,400
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,332,814
Mylan, Inc., 1.8%, 6/24/2016	790,000	790,682
Mylan, Inc., 1.35%, 11/29/2016	205,000	204,625
Sanofi, 1.25%, 4/10/2018	1,400,000	1,405,964

		$17,787,944
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/2016 (n)	$1,000,000	$1,000,809
Thomson Reuters Corp., 0.875%, 5/23/2016	740,000	740,000

		$1,740,809
Real Estate - Healthcare - 0.1%
Ventas Realty LP, REIT, 1.55%, 9/26/2016	$470,000	$470,686
Welltower, Inc., REIT, 2.25%, 3/15/2018	264,000	266,362

		$737,048
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$330,000	$331,016
Vornado Realty LP, REIT, 2.5%, 6/30/2019	595,000	600,494

		$931,510
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$302,000	$303,242
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	670,000	669,349

		$972,591
Restaurants - 0.1%
McDonald’s Corp., 2.1%, 12/07/2018	$830,000	$847,553

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$1,760,000	$1,815,090
Dollar General Corp., 1.875%, 4/15/2018	195,000	196,728
Wesfarmers Ltd., 2.983%, 5/18/2016 (n)	300,000	300,252
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	421,000	421,541

		$2,733,611
Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc., 2%, 8/02/2016	$174,000	$174,545
Airgas, Inc., 2.95%, 6/15/2016	700,000	700,225
Airgas, Inc., 3.05%, 8/01/2020	700,000	714,662

		$1,589,432

16

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - 0.6%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,370,000	$1,381,988
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,300,000	1,304,407
Corporacion Andina de Fomento, FRN, 1.188%, 1/29/2018	520,000	520,645
West African Development Bank, 4/28/16, 5.5%, 5/06/2021 (z)	208,000	209,664

		$3,416,704
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$262,000	$263,215
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	900,000	898,847
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	631,835
SBA Tower Trust, 2.898%, 10/15/2019 (n)	878,000	880,951

		$2,674,848
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/2017	$700,000	$732,536

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$1,456,000	$1,464,614
Reynolds American, Inc., 3.5%, 8/04/2016	370,000	372,505
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,733,119

		$3,570,238
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$302,000	$305,625
TTX Co., 2.6%, 6/15/2020 (n)	2,400,000	2,407,874

		$2,713,499
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/2019	$296,000	$299,873
AID-Ukraine, 1.847%, 5/29/2020	3,000,000	3,050,346
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	750,000	770,135
Private Export Funding Corp., 1.875%, 7/15/2018	1,120,000	1,141,109
Small Business Administration, 2.25%, 7/01/2021	514,812	527,251

		$5,788,714
U.S. Treasury Obligations - 1.9%
U.S. Treasury Notes, 0.875%, 3/31/2018	$6,500,000	$6,512,695
U.S. Treasury Notes, 0.625%, 9/30/2017 (f)	5,000,000	4,995,510

		$11,508,205
Utilities - Electric Power - 3.2%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$398,000	$397,583
Dominion Resources, Inc., 1.95%, 8/15/2016	880,000	882,563

17

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Dominion Resources, Inc., 2.5%, 12/01/2019	$1,600,000	$1,628,043
Duke Energy Corp., 1.625%, 8/15/2017	209,000	209,508
Duke Energy Corp., FRN, 1.008%, 4/03/2017	1,060,000	1,055,666
Duke Energy Indiana, Inc., FRN, 0.978%, 7/11/2016	370,000	370,106
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	750,000	796,553
Eversource Energy, 1.6%, 1/15/2018	2,000,000	2,002,594
Eversource Energy, 2.5%, 3/15/2021	730,000	744,536
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,003,000	2,017,672
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,046,499
PG&E Corp., 2.4%, 3/01/2019	660,000	671,935
PPL WEM Holdings PLC, 3.9%, 5/01/2016 (n)	1,240,000	1,240,000
PSEG Power LLC, 2.75%, 9/15/2016	360,000	362,420
Southern Co., 2.45%, 9/01/2018	630,000	642,573
Southern Power Co., 1.85%, 12/01/2017	1,370,000	1,379,137
Virginia Electric and Power Co., 1.2%, 1/15/2018	700,000	699,371
Xcel Energy, Inc., 1.2%, 6/01/2017	3,000,000	2,996,913

		$19,143,672
Total Bonds (Identified Cost, $389,538,058)		$390,900,721

Short-Term Obligations (y) - 7.9%
Federal Home Loan Bank, 0.01%, 5/02/2016, at Amortized Cost and Value	$47,100,000	$47,099,744

Money Market Funds - 14.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	87,425,280	$87,425,280
Total Investments (Identified Cost, $524,063,082)		$525,425,745

Other Assets, Less Liabilities - 12.3%		73,647,461
Net Assets - 100.0%		$599,073,206

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $154,161,269 representing 25.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these

18

Consolidated Portfolio of Investments (unaudited) – continued

securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019	4/06/16	$739,976	$739,996
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/2018	11/19/15	681,078	679,463
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025	11/19/15	477,684	476,864
West African Development Bank, 5.5%, 5/06/2021	4/26/16	205,768	209,664
Total Restricted Securities			$2,105,987
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 4/30/16

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	37	$4,473,820	June - 2016	$11,143

Swap Agreements at 4/30/16

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
5/17/16	USD	2,576,630	(Short)	Goldman Sachs International	0.09% (floating rate)	BCOMGCTR (floating rate)	$94
5/17/16	USD	5,261,345	(Short)	Morgan Stanley Capital Services, Inc.	0.18% (floating rate)	BCOMCTTR (floating rate)	165
5/17/16	USD	8,371,053	(Short)	Morgan Stanley Capital Services, Inc.	0.12% (floating rate)	BCOMTR (floating rate)	284
5/17/16	USD	14,937,162	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	505
5/17/16	USD	16,018,374	(Short)	Citibank N.A.	0.11% (floating rate)	BCOMTR (floating rate)	1,562,152

19

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/16 - continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives - continued
Total Return Swap Agreements - continued
5/17/16	USD	41,855,265	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	$1,471
5/17/16	USD	50,226,318	(Short)	Goldman Sachs International	0.09% (floating rate)	BCOMTR (floating rate)	1,765
8/1/16	USD	2,826,435	(Short)	Morgan Stanley Capital Services, Inc.	0.18% (floating rate)	BCOMCTTR (floating rate)	88
8/22/16	USD	14,830,874	(Short)	Citibank N.A.	0.15% (floating rate)	BCOMF3T (floating rate)	1,357,550
9/12/16	USD	9,708,204	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	342
9/12/16	USD	17,095,833	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	576
9/19/16	USD	3,583,571	(Short)	JPMorgan Chase Bank N.A	0.10% (floating rate)	BCOMSITR (floating rate)	117
10/3/16	USD	21,821,753	(Short)	JPMorgan Chase Bank N.A	0.13% (floating rate)	BCOMF3T (floating rate)	738
10/31/16	USD	11,765,749	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	408
11/21/16	USD	5,826,149	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	205
12/1/16	USD	38,958,424	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	1,316
12/19/16	USD	15,634,961	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	549
12/19/16	USD	20,046,332	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	678
1/18/17	USD	5,303,347	(Short)	Morgan Stanley Capital Services, Inc.	0.20% (floating rate)	BCOMBOTR (floating rate)	186
1/18/17	USD	7,725,179	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	158
2/6/17	USD	25,404,902	(Short)	JPMorgan Chase Bank N.A	0.13% (floating rate)	BCOMF3T (floating rate)	859
2/14/17	USD	41,125,533	(Short)	JPMorgan Chase Bank N.A.	0.13% (floating rate)	BCOMF3T (floating rate)	2,178
2/28/17	USD	3,768,503	(Short)	Morgan Stanley Capital Services, Inc.	0.16% (floating rate)	BCOMLCTR (floating rate)	143
2/28/17	USD	5,362,954	(Short)	Morgan Stanley Capital Services, Inc.	0.20% (floating rate)	BCOMBOTR (floating rate)	187
2/28/17	USD	29,870,941	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	1,050

20

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/16 - continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives - continued
Total Return Swap Agreements - continued
3/9/17	USD	24,936,121	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	$866
3/31/17	USD	3,414,618	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	119
3/31/17	USD	8,147,697	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMSITR (floating rate)	259
4/28/17	USD	9,856,332	(Short)	Goldman Sachs International	0.16% (floating rate)	BCOMSBTR (floating rate)	332
5/31/17	USD	5,000,000	(Short)	JPMorgan Chase Bank N.A.	0.14% (floating rate)	BCOMF3T (floating rate)	69,105
5/31/17	USD	8,000,000	(Short)	Morgan Stanley Capital Services, Inc.	0.25% (floating rate)	BCOMSMT (floating rate)	158,616

							$3,163,061

Liability Derivatives
Total Return Swap Agreements
5/17/16	USD	1,555,671	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	0.08% (floating rate)	$(151)
5/17/16	USD	3,062,597	(Long)	Goldman Sachs International	BCOMCLTR (floating rate)	0.07% (floating rate)	(262)
5/17/16	USD	3,305,861	(Long)	Goldman Sachs International	BCOMCOT (floating rate)	0.07% (floating rate)	(284)
10/18/16	USD	2,353,849	(Long)	Morgan Stanley Capital Services, Inc.	BCOMHOTR (floating rate)	0.08% (floating rate)	(230)
10/31/16	USD	3,135,190	(Long)	Morgan Stanley Capital Services, Inc.	BCOMNGTR (floating rate)	0.05% (floating rate)	(198)
11/21/16	USD	4,618,444	(Long)	Citibank N.A.	BCOMKWT (floating rate)	0.10% (floating rate)	(660)
3/31/17	USD	5,469,468	(Long)	Morgan Stanley Capital Services, Inc.	BCOMNITR (floating rate)	0.07% (floating rate)	(406)
4/24/17	USD	6,214,420	(Short)	Citibank N.A.	0.10% (floating rate)	BCOMGCTR (floating rate)	(319)
5/2/17	USD	7,870,153	(Long)	Goldman Sachs International	BCOMALTR (floating rate)	0.07% (floating rate)	(2,152)
5/15/17	USD	7,397,111	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMRBTR (floating rate)	(146)
5/15/17	USD	10,605,434	(Short)	Morgan Stanley Capital Services, Inc.	0.12% (floating rate)	BCOMTR (floating rate)	(1,086)

21

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/16 - continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives - continued
Total Return Swap Agreements - continued
5/15/17	USD	68,935,318	(Short)	JPMorgan Chase Bank N.A	0.09% (floating rate)	BCOMTR (floating rate)	$(1,285)
5/31/17	USD	8,000,000	(Long)	Morgan Stanley Capital Services, Inc.	BCOMKCTR (floating rate)	0.10% (floating rate)	(244)
6/12/17	USD	21,210,867	(Short)	Citibank N.A.	0.11% (floating rate)	BCOMTR (floating rate)	(420)
6/12/17	USD	42,421,734	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	(817)

							$(8,660)

At April 30, 2016, the fund had cash collateral of $37,090,000 and liquid securities with an aggregate value of $31,971 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” on the Consolidated Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.

22

Consolidated Portfolio of Investments (unaudited) – continued

BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return. A single commodity subindex of the DJ-UBSCITR composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.

See Notes to Consolidated Financial Statements

23

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $436,637,802)	$438,000,465
Underlying affiliated funds, at cost and value	87,425,280
Total investments, at value (identified cost, $524,063,082)	$525,425,745
Cash	205,351
Restricted cash	37,090,000
Receivables for
Due from brokers	41,329,569
Fund shares sold	12
Interest	1,710,827
Swaps, at value	3,163,061
Other assets	2,237
Total assets	$608,926,802
Liabilities
Payables for
Daily variation margin on open futures contracts	$3,469
Investments purchased	1,176,924
Due to broker	3,994,522
Fund shares reacquired	4,511,410
Swaps, at value	8,660
Payable to affiliates
Investment adviser	37,152
Shareholder servicing costs	56
Distribution and service fees	1
Payable for independent Trustees’ compensation	1,713
Accrued expenses and other liabilities	119,689
Total liabilities	$9,853,596
Net assets	$599,073,206
Net assets consist of
Paid-in capital	$682,055,721
Unrealized appreciation (depreciation) on investments	4,528,206
Accumulated net realized gain (loss) on investments	(88,204,980)
Undistributed net investment income	694,259
Net assets	$599,073,206
Shares of beneficial interest outstanding	101,562,856

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$48,243	8,176	$5.90
Class I	48,329	8,195	5.90
Class R5	598,976,634	101,546,485	5.90

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.26 [100 / 94.25 x $5.90]. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,299,813
Dividends from underlying affiliated funds	62,601
Total investment income	$3,362,414
Expenses
Management fee	$2,005,485
Distribution and service fees	55
Shareholder servicing costs	119
Administrative services fee	46,435
Independent Trustees’ compensation	8,276
Custodian fee	35,743
Shareholder communications	5,163
Audit and tax fees	41,602
Legal fees	13,181
Miscellaneous	59,044
Total expenses	$2,215,103
Fees paid indirectly	(289)
Reduction of expenses by investment adviser	(20,024)
Net expenses	$2,194,790
Net investment income	$1,167,624
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(53,951)
Futures contracts	(18,022)
Swap agreements	(3,440,864)
Net realized gain (loss) on investments	$(3,512,837)
Change in unrealized appreciation (depreciation)
Investments	$1,695,585
Futures contracts	19,710
Swap agreements	2,977,355
Net unrealized gain (loss) on investments	$4,692,650
Net realized and unrealized gain (loss) on investments	$1,179,813
Change in net assets from operations	$2,347,437

See Notes to Consolidated Financial Statements

25

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/16	Year ended 10/31/15

Change in net assets	(unaudited)
From operations
Net investment income	$1,167,624	$1,435,424
Net realized gain (loss) on investments	(3,512,837)	(161,521,394)
Net unrealized gain (loss) on investments	4,692,650	4,451,041
Change in net assets from operations	$2,347,437	$(155,634,929)
Distributions declared to shareholders
From net investment income	$(2,430,922)	$(1,300,442)
Change in net assets from fund share transactions	$43,889,534	$172,515,876
Total change in net assets	$43,806,049	$15,580,505
Net assets
At beginning of period	555,267,157	539,686,652
At end of period (including undistributed net investment income of $694,259 and $1,957,557, respectively)	$599,073,206	$555,267,157

See Notes to Consolidated Financial Statements

26

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 years (or life of a particular share class, if shorter). The financial highlights for the fund are presented on a consolidated basis for the fund and its subsidiary. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Year ended 10/31/15		Period ended 10/31/14 (z)		Years ended 4/30
Class A							2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$5.93		$7.88		$9.28		$9.09		$9.57	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)	$(0.01)		$(0.00	)(w)	$0.01	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	(1.95)		(1.39)		0.22		(0.43)	(2.99)
Total from investment operations	$(0.03)		$(1.95)		$(1.40)		$0.22		$(0.42)	$(2.98)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—		$—		$(0.03)		$(0.06)	$(0.08)
From net realized gain on investments	—		—		—		—		—	(1.86)
Total distributions declared to shareholders	$(0.00	)(w)	$—		$—		$(0.03)		$(0.06)	$(1.94)
Net asset value, end of period (x)	$5.90		$5.93		$7.88		$9.28		$9.09	$9.57
Total return (%) (r)(s)(t)(x)	(0.44	)(n)	(24.75)		(15.09	)(n)	2.40		(4.38)	(19.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08		1.10	(a)	1.06		1.07	1.08
Expenses after expense reductions (f)	1.06	(a)	1.07		1.10	(a)	1.05		1.07	1.08
Net investment income (loss)	0.19	(a)	(0.00	)(w)	(0.20	)(a)	(0.05)		0.13	0.11
Portfolio turnover	15	(n)	51		21	(n)	43		54	70
Net assets at end of period (000 omitted)	$48		$48		$97		$114		$111	$116

See Notes to Consolidated Financial Statements

27

Consolidated Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 4/30
Class I						2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$5.94		$7.90	$9.28		$9.10	$9.57	$14.50
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.00	(w)	$0.02	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02	)(g)	(1.96)	(1.38)		0.21	(0.43)	(3.00)
Total from investment operations	$(0.01)		$(1.94)	$(1.38)		$0.23	$(0.38)	$(2.96)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)	$(0.11)
From net realized gain on investments	—		—	—		—	—	(1.86)
Total distributions declared to shareholders	$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)	$(1.97)
Net asset value, end of period (x)	$5.90		$5.94	$7.90		$9.28	$9.10	$9.57
Total return (%) (r)(s)(x)	(0.20	)(n)	(24.63)	(14.87	)(n)	2.56	(4.03)	(19.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.83	0.85	(a)	0.81	0.81	0.83
Expenses after expense reductions (f)	0.83	(a)	0.82	0.85	(a)	0.80	0.81	0.83
Net investment income	0.43	(a)	0.25	0.05	(a)	0.20	0.50	0.37
Portfolio turnover	15	(n)	51	21	(n)	43	54	70
Net assets at end of period (000 omitted)	$48		$48	$80		$94	$92	$324,532

See Notes to Consolidated Financial Statements

28

Consolidated Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 4/30
Class R5						2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$5.94		$7.90	$9.29		$9.10	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.00	(w)	$0.02	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02	)(g)	(1.96)	(1.39)		0.22	(0.86	)(g)
Total from investment operations	$(0.01)		$(1.94)	$(1.39)		$0.24	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$5.90		$5.94	$7.90		$9.29	$9.10
Total return (%) (r)(s)(x)	(0.20	)(n)	(24.63)	(14.96	)(n)	2.67	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.86	(a)	0.81	0.82	(a)
Expenses after expense reductions (f)	0.82	(a)	0.83	0.85	(a)	0.81	0.82	(a)
Net investment income	0.44	(a)	0.26	0.05	(a)	0.19	0.31	(a)
Portfolio turnover	15	(n)	51	21	(n)	43	54
Net assets at end of period (000 omitted)	$598,977		$555,170	$539,510		$547,015	$413,592

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales and fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio were less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a non-diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time or purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes. The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2016, the Subsidiary’s net assets were $124,870,981, which represented 20.8% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting

30

Notes to Consolidated Financial Statements (unaudited) – continued

period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information

31

Notes to Consolidated Financial Statements (unaudited) – continued

from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

32

Notes to Consolidated Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,296,919	$—	$17,296,919
Non-U.S. Sovereign Debt	—	23,161,375	—	23,161,375
U.S. Corporate Bonds	—	159,520,456	—	159,520,456
Residential Mortgage-Backed Securities	—	9,596,203	—	9,596,203
Commercial Mortgage-Backed Securities	—	2,347,104	—	2,347,104
Asset-Backed Securities (including CDOs)	—	54,425,036	—	54,425,036
Foreign Bonds	—	124,553,628	—	124,553,628
Short-Term Securities		47,099,744		47,099,744
Mutual Funds	87,425,280	—	—	87,425,280
Total Investments	$87,425,280	$438,000,465	$—	$525,425,745

Other Financial Instruments
Futures Contracts	$11,143	$—	$—	$11,143
Swap Agreements	—	3,154,401	—	3,154,401

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

33

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$11,143	$—
Commodity	Total Return Swap	3,163,061	(8,660)
Total		$3,174,204	$(8,660)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(18,022)	$—
Commodity	—	(3,440,864)
Total	$(18,022)	$(3,440,864)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$19,710	$—
Commodity	—	2,977,355
Total	$19,710	$2,977,355

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

34

Notes to Consolidated Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(3,469)
Swaps, at value	3,163,061	(8,660)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$3,163,061	$(12,129)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	(3,469)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,163,061	$(8,660)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Consolidated Portfolio of Investments.

35

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2016:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$2,919,702	$(1,399)	$—	$—	$2,918,303
Goldman Sachs International	6,918	(3,661)	—	(3,257)	—
JPMorgan Chase Bank N.A.	76,772	(1,436)	—	(75,336)	—
Morgan Stanley Capital Services, Inc.	159,669	(2,164)	—	(157,505)	—
Total	$3,163,061	$(8,660)	$—	$(236,098)	$2,918,303

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2016:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(1,399)	$1,399	$—	$—	$—
Goldman Sachs International	(3,661)	3,661	—	—	—
JPMorgan Chase Bank N.A.	(1,436)	1,436	—	—	—
Morgan Stanley Capital Services, Inc.	(2,164)	2,164	—	—	—
Total	$(8,660)	$8,660	$—	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

36

Notes to Consolidated Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Consolidated Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Consolidated Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the

37

Notes to Consolidated Financial Statements (unaudited) – continued

failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of

38

Notes to Consolidated Financial Statements (unaudited) – continued

Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on

39

Notes to Consolidated Financial Statements (unaudited) – continued

the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Consolidated Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$1,300,442

40

Notes to Consolidated Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$610,525,520
Gross appreciation	1,993,545
Gross depreciation	(87,093,320)
Net unrealized appreciation (depreciation)	$(85,099,775)

As of 10/31/15
Undistributed ordinary income	1,957,557
Capital loss carryforwards	(83,453,887)
Other temporary differences	85,387,690
Net unrealized appreciation (depreciation)	(86,790,390)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(71,587,119)
Long-Term	(11,866,768)
Total	$(83,453,887)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/16	Year ended 10/31/15
Class A	$27	$—
Class I	205	176
Class R5	2,430,690	1,300,266
Total	$2,430,922	$1,300,442

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

41

Notes to Consolidated Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $20,024, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$55

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of the Class A 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, the rebate amount was $0 for Class A.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder

42

Notes to Consolidated Financial Statements (unaudited) – continued

Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, out-of-pocket expenses amounted to $119. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $586 and included in “Miscellaneous” expense in the Consolidated Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. The Subsidiary does not invest in the MFS Institutional Money Market Portfolio. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Consolidated Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 4,083 shares of Class A for an aggregate amount of $24,335 and 1,988 shares of Class I for an aggregate amount of $11,848.

At April 30, 2016, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$10,822,966	$3,006,002
Investments (non-U.S. Government securities)	$47,725,217	$61,821,833

43

Notes to Consolidated Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class R5	9,923,663	$54,016,904	26,930,637	$184,561,567

Shares issued to shareholders in reinvestment of distributions
Class A	5	$27	—	$—
Class I	38	205	25	176
Class R5	456,897	2,430,690	178,854	1,300,266
	456,940	$2,430,922	178,879	$1,300,442

Shares reacquired
Class A	—	$—	(4,083)	$(24,335)
Class I	—	—	(1,988)	(11,848)
Class R5	(2,266,128)	(12,558,292)	(1,986,564)	(13,309,950)
	(2,266,128)	$(12,558,292)	(1,992,635)	$(13,346,133)

Net change
Class A	5	$27	(4,083)	$(24,335)
Class I	38	205	(1,963)	(11,672)
Class R5	8,114,432	43,889,302	25,122,927	172,551,883
	8,114,475	$43,889,534	25,116,881	$172,515,876

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 36%, 32%, 15%, 5%, 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Global Multi-Asset Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or

44

Notes to Consolidated Financial Statements (unaudited) – continued

daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $1,079 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,128,667	153,938,776	(126,642,163)	87,425,280

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62,601	$87,425,280

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2016

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

DTR-SEM

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	18.0%	30.6%	48.6%
	North America ex-U.S.	0.4%	0.0%	0.4%
	Emerging Markets	0.2%	0.0%	0.2%
	Japan	0.2%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.1%	0.0%	0.1%
	Europe ex-U.K.	0.6%	(8.6)%	(8.0)%
	United Kingdom	0.3%	(10.0)%	(9.7)%
Equity	Europe ex-U.K.	8.6%	0.4%	9.0%
	U.S. Small/Mid Cap	18.4%	(12.1)%	6.3%
	Emerging Markets	1.9%	(0.4)%	1.5%
	Developed - Middle East/Africa	0.2%	0.0%	0.2%
	North America ex-U.S.	0.6%	(0.5)%	0.1%
	Japan	3.3%	(3.5)%	(0.2)%
	Asia/Pacific ex-Japan	1.3%	(4.0)%	(2.7)%
	United Kingdom	4.3%	(10.6)%	(6.3)%
	U.S. Large Cap	27.3%	(43.8)%	(16.5)%
Cash	Cash & Cash Equivalents (d)	3.3%	11.1%	14.4%
	Other (e)	0.0%	62.4%	62.4%

Top ten holdings (c)
Markit CDX North America Investment Grade Index - 1.00% DEC 2020	30.6%
Hang Seng China Enterprises Index Future - MAY 2016	6.7%
S&P MidCap 400 Index Future - JUN 2016	(5.7)%
Russell 2000 Index Future - JUN 2016	(6.4)%
E-mini MSCI Index Future - JUN 2016	(7.4)%
Nikkei 225 Index Future - JUN 2016	(8.7)%
United Kingdom Gilt Bond 10 yr Future - JUN 2016	(10.0)%
FTSE 100 Index Future - JUN 2016	(10.6)%
German Euro Bobl Future - JUN 2016	(11.6)%
S&P 500 Index Future - JUN 2016	(40.7)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.35%	$1,000.00	$968.39	$6.61
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
B	Actual	2.11%	$1,000.00	$965.00	$10.31
	Hypothetical (h)	2.11%	$1,000.00	$1,014.37	$10.57
C	Actual	2.11%	$1,000.00	$965.65	$10.31
	Hypothetical (h)	2.11%	$1,000.00	$1,014.37	$10.57
I	Actual	1.10%	$1,000.00	$969.00	$5.39
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R1	Actual	2.11%	$1,000.00	$964.76	$10.31
	Hypothetical (h)	2.11%	$1,000.00	$1,014.37	$10.57
R2	Actual	1.61%	$1,000.00	$967.10	$7.87
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
R3	Actual	1.35%	$1,000.00	$967.87	$6.61
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R4	Actual	1.11%	$1,000.00	$969.18	$5.43
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
R5	Actual	1.03%	$1,000.00	$969.70	$5.04
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 65.6%
Issuer	Shares/Par	Value ($)
Aerospace - 1.2%
General Dynamics Corp.	1,660	$233,263
HEICO Corp.	1,474	90,371
Honeywell International, Inc.	1,366	156,093
L-3 Communications Holdings, Inc.	2,073	272,662
ManTech International Corp., “A”	5,187	175,321
Northrop Grumman Corp.	21,404	4,414,789
Orbital ATK, Inc.	2,038	177,306
Rockwell Collins, Inc.	2,856	251,871
Rolls-Royce Holdings PLC	100,908	987,122
Saab AB, “B”	13,807	472,300
TransDigm Group, Inc. (a)	2,956	673,584
United Technologies Corp.	7,540	786,950

		$8,691,632
Airlines - 0.1%
Alaska Air Group, Inc.	1,789	$125,999
Delta Air Lines, Inc.	3,883	161,805
Stagecoach Group PLC	79,728	299,974

		$587,778
Alcoholic Beverages - 1.0%
AmBev S.A., ADR	27,260	$152,383
Constellation Brands, Inc., “A”	12,751	1,989,921
Heineken N.V.	18,615	1,744,641
Molson Coors Brewing Co.	2,530	241,944
Pernod Ricard S.A.	27,798	3,000,942

		$7,129,831
Apparel Manufacturers - 0.9%
Burberry Group PLC	5,705	$99,113
Christian Dior S.A.	1,147	201,406
Hanesbrands, Inc.	9,378	272,243
LVMH Moet Hennessy Louis Vuitton S.A.	15,502	2,575,607
Michael Kors Holdings Ltd. (a)	50,587	2,613,324
NIKE, Inc., “B”	9,703	571,895
PVH Corp.	3,007	287,469
Sequential Brands Group, Inc. (a)	16,241	90,138

		$6,711,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - 0.9%
BorgWarner Transmission Systems, Inc.	3,340	$119,973
Delphi Automotive PLC	2,626	193,352
DENSO Corp.	8,700	325,965
Fenix Parts, Inc. (a)	52,829	266,258
Ford Otomotiv Sanayi S.A.	12,092	162,494
General Motors Co.	14,395	457,761
GKN PLC	104,812	426,818
Goodyear Tire & Rubber Co.	42,839	1,241,046
Guangzhou Automobile Group Co. Ltd., “H”	432,000	498,205
Harley-Davidson, Inc.	4,248	203,182
LKQ Corp. (a)	29,382	941,693
Mobileye N.V. (a)	2,223	84,807
Stanley Electric Co. Ltd.	9,200	187,335
Tofas Turk Otomobil Fabriikasi A.S.	23,255	184,012
USS Co. Ltd.	81,700	1,292,126

		$6,585,027
Biotechnology - 1.1%
Acadia Pharmaceuticals, Inc. (a)	2,272	$73,386
Aduro Biotech, Inc. (a)	1,851	23,970
Alder Biopharmaceuticals, Inc. (a)	1,780	47,259
Alexion Pharmaceuticals, Inc. (a)	8,416	1,172,180
Alnylam Pharmaceuticals, Inc. (a)	956	64,090
AMAG Pharmaceuticals, Inc. (a)	5,077	134,642
Amgen, Inc.	6,129	970,221
Amicus Therapeutics, Inc. (a)	8,561	63,951
Celgene Corp. (a)	21,281	2,200,668
Exact Sciences Corp. (a)	6,743	47,336
Gilead Sciences, Inc.	27,547	2,429,921
Ionis Pharmaceuticals, Inc. (a)	2,330	95,460
MiMedx Group, Inc. (a)	12,317	92,747
NantKwest, Inc. (a)	2,177	18,047
Neurocrine Biosciences, Inc. (a)	1,460	66,547
Novavax, Inc. (a)	7,736	40,537
Seres Therapeutics, Inc. (a)	1,636	48,295
Tesaro, Inc. (a)	3,387	140,357
VTV Therapeutics, Inc. (a)	5,367	33,812

		$7,763,426
Broadcasting - 0.4%
Discovery Communications, Inc., “A” (a)	5,532	$151,079
Havas S.A.	51,875	434,091
Interpublic Group of Companies, Inc.	10,077	231,166
Live Nation, Inc. (a)	14,396	309,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Broadcasting - continued
Nielsen Holdings PLC	5,059	$263,776
Time Warner, Inc.	16,365	1,229,666
Twenty-First Century Fox, Inc.	3,877	117,318
WPP Group PLC	16,001	373,143

		$3,109,465
Brokerage & Asset Managers - 1.2%
Affiliated Managers Group, Inc. (a)	838	$142,728
Apollo Global Management, “A”	4,818	81,472
BlackRock, Inc.	3,664	1,305,593
Computershare Ltd.	84,822	652,038
Credit Suisse Group AG	28,280	430,139
IG Group Holdings PLC	56,816	641,719
Intercontinental Exchange, Inc.	7,121	1,709,254
NASDAQ, Inc.	46,962	2,898,025
Raymond James Financial, Inc.	9,216	480,799
Schroders PLC	14,170	520,511
TD Ameritrade Holding Corp.	4,646	138,590

		$9,000,868
Business Services - 4.8%
Accenture PLC, “A”	42,309	$4,777,532
Amadeus IT Holding S.A.	87,365	3,975,482
Amdocs Ltd.	3,705	209,481
Ashtead Group PLC	29,103	385,904
Brenntag AG	2,314	135,688
Bright Horizons Family Solutions, Inc. (a)	23,860	1,565,693
Bunzl PLC	62,018	1,847,693
Cerved Information Solutions S.p.A.	6,764	54,409
Cognizant Technology Solutions Corp., “A” (a)	41,575	2,426,733
Compass Group PLC	193,173	3,440,685
CoStar Group, Inc. (a)	966	190,601
Equifax, Inc.	5,819	699,735
Fidelity National Information Services, Inc.	5,293	348,279
First Data Corp. (a)	5,823	66,324
Fiserv, Inc. (a)	17,446	1,704,823
FleetCor Technologies, Inc. (a)	8,545	1,321,741
Forrester Research, Inc.	5,031	169,142
Gartner, Inc. (a)	15,256	1,329,866
Global Payments, Inc.	51,403	3,710,269
Intertek Group PLC	14,381	684,387
Mitsubishi Corp.	9,100	149,713
Nomura Research Institute Ltd.	16,150	567,134
PRA Group, Inc. (a)	3,780	125,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
RE/MAX Holdings, Inc., “A”	6,131	$225,621
Realogy Holdings Corp. (a)	4,836	172,839
Resources Connection, Inc.	18,737	276,745
SGS S.A.	400	880,225
Sodexo	6,783	684,961
Travelport Worldwide Ltd.	131,209	1,830,366
Tyler Technologies, Inc. (a)	623	91,213
Ultimate Software Group, Inc. (a)	1,204	236,694
Univar, Inc. (a)	23,946	416,660
Verisk Analytics, Inc., “A” (a)	6,247	484,642
vMeitec Corp.	4,800	166,605
WNS (Holdings) Ltd., ADR (a)	6,699	212,291

		$35,565,596
Cable TV - 0.5%
Charter Communications, Inc., “A” (a)	3,861	$819,459
Comcast Corp., “A”	44,736	2,718,159
Time Warner Cable, Inc.	475	100,752

		$3,638,370
Chemicals - 1.2%
3M Co.	7,005	$1,172,497
Celanese Corp.	2,730	193,011
E.I. du Pont de Nemours & Co.	1,310	86,342
Givaudan S.A.	777	1,530,835
LyondellBasell Industries N.V., “A”	31,852	2,633,205
Monsanto Co.	5,970	559,270
Orica Ltd.	43,477	504,885
PPG Industries, Inc.	16,052	1,771,980
Victrex PLC	12,418	254,024

		$8,706,049
Computer Software - 1.8%
2U, Inc. (a)	7,661	$214,738
Adobe Systems, Inc. (a)	14,531	1,369,111
Aspen Technology, Inc. (a)	3,608	137,212
Cadence Design Systems, Inc. (a)	45,186	1,047,863
Dassault Systemes S.A.	1,460	114,182
Enghouse Systems Ltd.	2,664	111,363
Intuit, Inc.	14,073	1,419,825
Microsoft Corp.	14,353	715,784
OBIC Co. Ltd.	35,200	1,828,205
Oracle Corp.	26,101	1,040,386
Paylocity Holding Corp. (a)	3,830	146,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Qlik Technologies, Inc. (a)	12,161	$374,437
Rovi Corp. (a)	2,962	52,190
Sabre Corp.	37,457	1,084,380
Salesforce.com, Inc. (a)	13,574	1,028,909
SAP SE	12,670	991,172
SecureWorks Corp. (a)	11,429	152,349
Symantec Corp.	5,864	97,606
VeriSign, Inc. (a)	17,052	1,473,293

		$13,399,579
Computer Software - Systems - 1.5%
Apple, Inc. (s)	29,279	$2,744,613
Brother Industries Ltd.	28,000	318,840
Constellation Software, Inc.	93	36,345
Cvent, Inc. (a)	6,125	216,519
Demandware, Inc. (a)	3,941	181,601
Fleetmatics Group PLC (a)	5,908	214,165
Hewlett Packard Enterprise	92,821	1,546,398
HP, Inc.	20,966	257,253
IMS Health Holdings, Inc. (a)	17,166	457,302
International Business Machines Corp.	5,762	840,906
Model N, Inc. (a)	19,741	210,834
NCR Corp. (a)	6,192	180,125
NetApp, Inc.	19,237	454,763
NICE Systems Ltd., ADR	11,458	731,593
Proofpoint, Inc. (a)	2,800	163,128
Rapid7, Inc. (a)	10,014	125,375
ServiceNow, Inc. (a)	1,820	130,094
SS&C Technologies Holdings, Inc.	12,930	790,670
Vantiv, Inc., “A” (a)	16,424	895,765
Venture Corp. Ltd.	38,400	238,992
Verint Systems, Inc. (a)	6,311	213,564
Xerox Corp.	24,099	231,350

		$11,180,195
Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	21,944	$262,424
DCC PLC	9,861	873,149
First Pacific Co. Ltd.	338,000	214,385

		$1,349,958
Construction - 1.1%
Armstrong World Industries, Inc. (a)	9,044	$369,093
Beacon Roofing Supply, Inc. (a)	3,019	129,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Bellway PLC	17,389	$621,732
Fortune Brands Home & Security, Inc.	11,167	618,763
Geberit AG	1,289	494,880
Interface, Inc.	18,142	308,777
Lennox International, Inc.	1,629	219,834
Owens Corning	44,246	2,038,413
Pool Corp.	8,052	703,825
Sherwin-Williams Co.	388	111,476
Stanley Black & Decker, Inc.	2,762	309,123
Summit Materials, Inc., “A” (a)	9,326	194,913
Toll Brothers, Inc. (a)	9,788	267,212
TopBuild Corp. (a)	7,938	247,824
Trex Co., Inc. (a)	2,478	117,581
Vulcan Materials Co.	14,453	1,555,576

		$8,308,024
Consumer Products - 2.2%
Colgate-Palmolive Co. (s)	36,611	$2,596,452
Estee Lauder Cos., Inc., “A”	8,773	841,068
Kao Corp.	32,000	1,756,552
Kimberly-Clark Corp.	762	95,395
Kobayashi Pharmaceutical Co. Ltd.	39,700	3,172,441
L’Oréal S.A.	12,210	2,215,299
Newell Brands, Inc.	26,759	1,218,605
Reckitt Benckiser Group PLC	37,193	3,616,086
Sensient Technologies Corp.	5,792	389,512
Uni-Charm Corp.	9,900	203,839

		$16,105,249
Consumer Services - 0.9%
Asante, Inc.	25,000	$341,239
Carriage Services, Inc.	4,097	100,090
Estacio Participacoes S.A., ADR	114,892	404,420
Houghton Mifflin Harcourt Co. (a)	6,177	126,690
Nord Anglia Education, Inc. (a)	9,346	198,416
Priceline Group, Inc. (a)	3,571	4,798,210
ServiceMaster Global Holdings, Inc. (a)	11,125	426,310

		$6,395,375
Containers - 0.5%
Berry Plastics Group, Inc. (a)	18,233	$656,753
Brambles Ltd.	189,201	1,795,360
Fuji Seal International, Inc.	9,200	310,610
Graphic Packaging Holding Co.	28,540	379,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Multi Packaging Solutions International Ltd. (a)	13,073	$217,273
Owens-Illinois, Inc. (a)	6,087	112,366

		$3,471,373
Electrical Equipment - 2.1%
Advanced Drainage Systems, Inc.	11,194	$258,805
AMETEK, Inc.	27,433	1,319,253
Amphenol Corp., “A”	9,186	512,854
Danaher Corp.	53,634	5,189,090
IMI PLC	31,680	432,804
Legrand S.A.	1,809	103,031
Mettler-Toledo International, Inc. (a)	7,161	2,563,280
MSC Industrial Direct Co., Inc., “A”	3,735	289,463
Pentair PLC	2,975	172,788
Schneider Electric S.A.	26,809	1,744,854
Spectris PLC	19,827	527,548
TriMas Corp. (a)	9,364	169,488
Tyco International PLC	37,969	1,462,566
W.W. Grainger, Inc.	290	68,011
WESCO International, Inc. (a)	5,495	323,051

		$15,136,886
Electronics - 1.7%
Analog Devices, Inc.	23,431	$1,319,634
ARM Holdings PLC	13,954	191,146
Broadcom Corp.	6,335	923,326
Halma PLC	162,145	2,113,310
Intel Corp.	31,340	948,975
Iriso Electronics Co. Ltd.	790	37,964
Keysight Technologies, Inc. (a)	5,059	131,939
Maxim Integrated Products, Inc.	4,060	145,023
Mellanox Technologies Ltd. (a)	2,178	94,199
Microchip Technology, Inc.	3,359	163,214
Monolithic Power Systems, Inc.	3,290	205,362
Plexus Corp. (a)	7,511	313,659
Silicon Laboratories, Inc. (a)	4,696	219,773
Siliconware Precision Industries Co. Ltd., ADR	70,088	507,087
Solaredge Technologies, Inc. (a)	1,615	43,266
Taiwan Semiconductor Manufacturing Co. Ltd.	81,654	374,138
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,246	3,308,403
Texas Instruments, Inc.	25,999	1,482,983
Ultratech, Inc. (a)	4,996	108,363

		$12,631,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.5%
Cabot Oil & Gas Corp.	13,565	$317,421
Cairn Energy PLC (a)	31,591	103,350
Cimarex Energy Co.	1,295	141,000
Energen Corp.	8,649	367,496
EOG Resources, Inc.	2,355	194,570
EQT Corp.	3,764	263,856
Galp Energia SGPS S.A.	15,516	213,110
Hess Corp.	5,227	311,634
HollyFrontier Corp.	5,502	195,871
Marathon Petroleum Corp.	61,906	2,419,286
Memorial Resource Development Corp. (a)	6,068	79,369
Noble Energy, Inc.	4,436	160,184
Occidental Petroleum Corp.	26,157	2,004,934
Oil Search Ltd.	32,371	170,511
PDC Energy, Inc. (a)	2,808	176,314
Pioneer Natural Resources Co.	3,938	654,102
TORC Oil & Gas Ltd.	40,174	270,879
Valero Energy Corp.	46,765	2,753,056
WPX Energy, Inc. (a)	45,795	442,380

		$11,239,323
Energy - Integrated - 0.3%
BP PLC	98,703	$539,022
Chevron Corp.	2,677	273,536
Eni S.p.A.	17,834	289,976
Exxon Mobil Corp.	11,103	981,505

		$2,084,039
Engineering - Construction - 0.0%
Stantec, Inc.	4,765	$122,079
Team, Inc. (a)	6,007	172,581

		$294,660
Entertainment - 0.2%
International Speedway Corp.	4,529	$151,676
Netflix, Inc. (a)	9,647	868,519
Parques Reunidos Servicios Centrales S.A.U. (a)	12,698	214,463

		$1,234,658
Food & Beverages - 3.8%
Amplify Snack Brands, Inc. (a)	2,910	$44,843
Archer Daniels Midland Co.	46,990	1,876,781
Blue Buffalo Pet Products, Inc. (a)	4,418	109,390
Britvic PLC	45,049	463,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Bunge Ltd.	14,363	$897,688
Coca-Cola Co.	25,190	1,128,512
Coca-Cola Enterprises, Inc.	3,701	194,228
Danone S.A.	80,712	5,653,287
Flex Pharma, Inc. (a)	2,998	32,858
Flowers Foods, Inc.	6,172	118,256
Freshpet, Inc. (a)	20,403	168,937
General Mills, Inc.	13,997	858,576
Ingredion, Inc.	7,371	848,328
J.M. Smucker Co.	5,459	693,184
Kellogg Co.	2,829	217,295
McCormick & Co., Inc.	893	83,746
Mead Johnson Nutrition Co., “A”	966	84,187
Mondelez International, Inc.	15,435	663,088
Nestle S.A.	70,525	5,256,476
Nestle S.A., ADR	15,776	1,176,416
Performance Food Group Co. (a)	6,407	165,813
Pinnacle Foods, Inc.	6,572	279,901
S Foods, Inc.	9,400	224,841
Snyders-Lance, Inc.	50,206	1,605,086
Tate & Lyle PLC	47,845	411,063
TreeHouse Foods, Inc. (a)	1,896	167,606
Tyson Foods, Inc., “A”	55,779	3,671,374
WhiteWave Foods Co., “A” (a)	14,268	573,716

		$27,668,872
Food & Drug Stores - 0.8%
Alimentation Couche-Tard, Inc.	10,607	$464,420
Booker Group PLC	141,910	335,910
CVS Health Corp.	28,277	2,841,839
FamilyMart Co. Ltd.	6,900	366,570
Kroger Co.	38,089	1,347,970
Magnit PJSC	441	61,290
Sundrug Co. Ltd.	3,800	269,196
United Natural Foods, Inc. (a)	3,834	136,759

		$5,823,954
Gaming & Lodging - 0.4%
Carnival Corp.	38,018	$1,864,783
La Quinta Holdings, Inc. (a)	9,796	125,095
Norwegian Cruise Line Holdings Ltd. (a)	10,818	528,892
Royal Caribbean Cruises Ltd.	9,367	725,006

		$3,243,776

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.6%
Costco Wholesale Corp.	878	$130,058
Dollar Tree, Inc. (a)	17,579	1,401,222
Five Below, Inc. (a)	6,179	257,664
Kohl’s Corp.	2,656	117,661
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,013	106,144
PriceSmart, Inc.	1,148	99,348
Target Corp.	19,674	1,564,083
Woolworths Holdings Ltd.	58,089	373,828

		$4,050,008
Health Maintenance Organizations - 0.2%
Anthem, Inc.	6,757	$951,183
Cigna Corp.	345	47,796
UnitedHealth Group, Inc.	5,648	743,729

		$1,742,708
Insurance - 3.6%
AIA Group Ltd.	535,600	$3,204,382
Allied World Assurance Co.	13,984	497,551
American International Group, Inc.	2,536	141,560
AMP Ltd.	39,582	176,217
Aon PLC	12,284	1,291,294
Arthur J. Gallagher & Co.	4,144	190,790
Aspen Insurance Holdings Ltd.	4,553	211,032
Beazley PLC	205,513	978,630
Chubb Ltd.	17,881	2,107,455
Everest Re Group Ltd.	2,580	477,042
Fairfax Financial Holdings Ltd.	2,325	1,246,164
Hanover Insurance Group, Inc.	4,156	356,419
Hartford Financial Services Group, Inc.	39,174	1,738,542
Hiscox Ltd.	26,515	348,875
Jardine Lloyd Thompson Group PLC	32,183	407,700
Lincoln National Corp.	4,542	197,350
MetLife, Inc.	62,543	2,820,689
Prudential Financial, Inc.	28,895	2,243,408
Safety Insurance Group, Inc.	3,689	208,834
Sony Financial Holdings, Inc.	42,100	516,859
Stewart Information Services Corp.	4,339	151,084
Storebrand A.S.A. (a)	48,955	207,266
Third Point Reinsurance Ltd. (a)	23,896	271,936
Travelers Cos., Inc.	17,748	1,950,505
Unum Group	49,275	1,685,698
Validus Holdings Ltd.	48,232	2,223,013
XL Group PLC	6,486	212,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Zurich Insurance Group AG	1,461	$326,985

		$26,389,567
Internet - 1.3%
Alibaba Group Holding Ltd., ADR (a)	20,142	$1,549,725
Alphabet, Inc., “A” (a)	3,608	2,554,031
Alphabet, Inc., “C” (a)	1,872	1,297,315
Facebook, Inc., “A” (a)	15,339	1,803,560
LinkedIn Corp., “A” (a)	385	48,244
Marketo, Inc. (a)	9,654	212,291
Naver Corp.	2,104	1,247,188
Rightmove PLC	14,220	801,598

		$9,513,952
Leisure & Toys - 0.9%
Activision Blizzard, Inc.	28,605	$986,014
Brunswick Corp.	2,684	128,913
Electronic Arts, Inc. (a)	62,508	3,866,120
Take-Two Interactive Software, Inc. (a)	56,748	1,939,647

		$6,920,694
Machinery & Tools - 1.9%
Allison Transmission Holdings, Inc.	75,094	$2,163,458
Burckhardt Compression Holding AG	1,022	363,820
Columbus McKinnon Corp.	5,615	92,704
Cummins, Inc.	1,795	210,069
Daikin Industries Ltd.	4,200	330,744
Deere & Co.	2,810	236,349
Douglas Dynamics, Inc.	4,955	113,519
Eaton Corp. PLC	15,342	970,688
GEA Group AG	39,388	1,826,149
Herman Miller, Inc.	5,519	166,508
IPG Photonics Corp. (a)	881	76,356
Joy Global, Inc.	5,440	115,872
Kubota Corp.	26,800	391,493
Nordson Corp.	733	56,243
Regal Beloit Corp.	24,608	1,585,247
Roper Technologies, Inc.	8,920	1,570,723
Schindler Holding AG	1,818	331,080
Spirax-Sarco Engineering PLC	8,184	408,367
SPX FLOW, Inc. (a)	27,403	820,994
United Rentals, Inc. (a)	9,617	643,666
WABCO Holdings, Inc. (a)	6,129	687,429
Weir Group PLC	48,886	857,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Xylem, Inc.	3,776	$157,761

		$14,176,396
Major Banks - 1.6%
Barclays PLC	124,139	$311,076
BNP Paribas	7,593	402,027
BOC Hong Kong Holdings Ltd.	44,500	132,907
Comerica, Inc.	3,886	172,538
Goldman Sachs Group, Inc.	877	143,924
HSBC Holdings PLC	223,350	1,476,724
Huntington Bancshares, Inc.	60,153	605,139
JPMorgan Chase & Co. (s)	91,162	5,761,438
KeyCorp	14,022	172,330
Mitsubishi UFJ Financial Group, Inc.	54,900	250,340
PNC Financial Services Group, Inc.	1,375	120,698
Sumitomo Mitsui Financial Group, Inc.	8,500	255,511
Wells Fargo & Co.	43,821	2,190,174

		$11,994,826
Medical & Health Technology & Services - 1.3%
Adeptus Health, Inc., “A” (a)	2,539	$172,957
AmerisourceBergen Corp.	4,957	421,841
Brookdale Senior Living, Inc. (a)	7,578	139,890
Capital Senior Living Corp. (a)	8,142	163,329
Cardinal Health, Inc.	5,148	403,912
Community Health Systems, Inc. (a)	40,190	766,825
HCA Holdings, Inc. (a)	14,158	1,141,418
Healthcare Services Group, Inc.	11,475	434,329
Henry Schein, Inc. (a)	4,992	842,150
HMS Holdings Corp. (a)	17,240	291,184
Hogy Medical Co. Ltd.	8,800	485,504
INC Research Holdings, Inc., “A” (a)	3,604	173,461
LifePoint Hospitals, Inc. (a)	6,757	456,503
McKesson Corp.	11,971	2,008,973
MEDNAX, Inc. (a)	9,078	647,171
Miraca Holdings, Inc.	9,400	398,151
Premier, Inc., “A” (a)	5,830	197,112
Quest Diagnostics, Inc.	2,853	214,460
Universal Health Services, Inc.	1,368	182,874
VCA, Inc. (a)	4,268	268,756

		$9,810,800
Medical Equipment - 2.1%
Abbott Laboratories	6,825	$265,493
Agilent Technologies, Inc.	4,122	168,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Ansell Ltd.	18,274	$274,920
AtriCure, Inc. (a)	4,700	74,730
C.R. Bard, Inc.	3,180	674,701
Cepheid, Inc. (a)	5,362	153,031
Cooper Cos., Inc.	4,914	752,235
Dentsply Sirona, Inc.	3,051	181,840
DexCom, Inc. (a)	2,386	153,611
Essilor International S.A.	7,256	939,274
Hologic, Inc. (a)	8,283	278,226
Insulet Corp. (a)	4,133	137,629
Masimo Corp. (a)	66,624	2,888,150
Medtronic PLC	16,553	1,310,170
Nihon Kohden Corp.	11,400	285,675
NxStage Medical, Inc. (a)	9,948	160,362
PerkinElmer, Inc.	25,723	1,296,954
QIAGEN N.V. (a)	12,788	286,562
St. Jude Medical, Inc.	5,392	410,870
Steris PLC	12,417	877,509
Stryker Corp.	5,992	653,188
Teleflex, Inc.	1,124	175,097
Terumo Corp.	7,400	282,144
Thermo Fisher Scientific, Inc.	13,013	1,877,125
VWR Corp. (a)	21,889	583,123
Zimmer Biomet Holdings, Inc.	2,606	301,697

		$15,442,988
Metals & Mining - 0.1%
BHP Billiton PLC	14,870	$202,737
Iluka Resources Ltd.	28,148	136,652
Rio Tinto PLC	16,237	545,787

		$885,176
Natural Gas - Distribution - 0.1%
China Resources Gas Group Ltd.	74,000	$209,052
Engie	16,238	267,744
NiSource, Inc.	6,444	146,343
NorthWestern Corp.	3,671	208,660
Sempra Energy	926	95,702

		$927,501
Natural Gas - Pipeline - 0.1%
APA Group	32,331	$214,347
Boardwalk Pipeline Partners LP	17,244	280,560
Columbia Pipeline Partners LP	10,642	154,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - continued
Enbridge, Inc.	4,167	$173,096
Enterprise Products Partners LP	2,723	72,677

		$895,308
Network & Telecom - 0.3%
Cisco Systems, Inc.	34,982	$961,655
Ixia (a)	21,146	213,998
LM Ericsson Telephone Co., “B”	103,273	835,911
VTech Holdings Ltd.	34,100	350,581

		$2,362,145
Oil Services - 0.4%
Forum Energy Technologies, Inc. (a)	31,183	$522,003
Frank’s International N.V.	19,831	330,186
Halliburton Co.	2,550	105,341
John Wood Group PLC	27,969	255,214
Oil States International, Inc. (a)	4,460	154,494
Patterson-UTI Energy, Inc.	4,579	90,435
Schlumberger Ltd.	19,572	1,572,414
Technip	1,506	88,136
Tesco Corp.	10,752	101,714

		$3,219,937
Other Banks & Diversified Financials - 3.3%
ABN AMRO Group N.V., GDR (a)	13,009	$278,107
Aeon Financial Service Co. Ltd.	7,000	153,497
Air Lease Corp.	4,395	133,960
Bancolombia S.A., ADR	10,367	401,099
Bank of The Ozarks, Inc.	2,560	105,728
BB&T Corp.	6,996	247,518
Berkshire Hills Bancorp, Inc.	8,409	228,220
Brookline Bancorp, Inc.	24,083	274,065
Chiba Bank Ltd.	64,000	320,739
Citigroup, Inc.	52,691	2,438,539
Citizens Financial Group, Inc.	11,309	258,411
Credicorp Ltd.	5,444	791,666
Discover Financial Services	36,669	2,063,365
East West Bancorp, Inc.	34,625	1,298,091
Element Financial Corp.	10,915	122,486
Encore Capital Group, Inc. (a)	4,469	125,802
Fifth Third Bancorp	17,790	325,735
First Interstate BancSystem, Inc.	9,828	266,339
First Republic Bank	1,968	138,390
Glacier Bancorp, Inc.	8,582	222,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
HDFC Bank Ltd., ADR	21,223	$1,334,290
Intesa Sanpaolo S.p.A	115,669	320,521
Julius Baer Group Ltd.	22,236	950,587
Jyske Bank	6,109	250,105
Kasikornbank PLC	18,500	88,033
Kasikornbank Public Co. Ltd., NVDR	4,600	21,792
KBC Group N.V.	2,960	166,180
Lakeland Financial Corp.	5,724	270,688
Lloyds Banking Group PLC	373,739	366,262
M&T Bank Corp.	1,768	209,190
MasterCard, Inc., “A”	11,240	1,090,168
New York Community Bancorp, Inc.	9,705	145,866
Northern Trust Corp.	2,822	200,588
PrivateBancorp, Inc.	14,782	615,079
Public Bank Berhad	55,700	266,630
Sandy Spring Bancorp, Inc.	9,790	279,896
Santander Consumer USA Holdings, Inc. (a)	7,863	103,556
SunTrust Banks, Inc.	3,624	151,266
Svenska Handelsbanken AB	63,649	847,285
TCF Financial Corp.	15,535	211,897
Texas Capital Bancshares, Inc. (a)	9,168	420,078
U.S. Bancorp	30,850	1,316,987
Valley National Bancorp	21,042	199,057
Visa, Inc., “A”	38,307	2,958,833
Webster Financial Corp.	2,357	86,360
Westpac Banking Corp.	19,165	451,404
Wintrust Financial Corp.	13,217	687,548

		$24,204,091
Pharmaceuticals - 3.4%
Allergan PLC (a)	3,993	$864,724
Aratana Therapeutics, Inc. (a)	10,912	65,581
Bayer AG	24,779	2,858,599
Bristol-Myers Squibb Co.	28,882	2,084,703
Collegium Pharmaceutical, Inc. (a)	5,439	103,667
Eli Lilly & Co.	27,438	2,072,392
Endo International PLC (a)	4,517	121,959
Genomma Lab Internacional S.A., “B” (a)	445,235	489,109
Impax Laboratories, Inc. (a)	2,853	95,148
Johnson & Johnson	27,118	3,039,385
KYORIN Holdings Ltd.	11,300	223,238
MediWound Ltd. (a)	5,896	48,819
Merck & Co., Inc.	78,142	4,285,307
Novartis AG	38,879	2,966,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	19,272	$4,871,740
Santen Pharmaceutical Co. Ltd.	22,400	320,172
Shionogi & Co. Ltd.	3,500	177,895
TherapeuticsMD, Inc. (a)	19,162	158,087
Zoetis, Inc.	1,650	77,600

		$24,924,812
Pollution Control - 0.1%
Clean Harbors, Inc. (a)	5,709	$282,025
Progressive Waste Solutions Ltd.	4,054	130,579

		$412,604
Printing & Publishing - 0.1%
RELX N.V.	25,819	$433,261

Railroad & Shipping - 0.4%
Canadian National Railway Co.	26,459	$1,628,816
Canadian Pacific Railway Ltd.	350	50,488
Kansas City Southern Co.	1,839	174,245
Kirby Corp. (a)	2,758	176,016
StealthGas, Inc. (a)	30,868	120,694
Union Pacific Corp.	5,171	451,066

		$2,601,325
Real Estate - 2.3%
Annaly Mortgage Management, Inc., REIT	7,829	$81,578
Ascendas Real Estate Investment Trust, REIT	270,500	493,810
AvalonBay Communities, Inc., REIT	14,845	2,624,448
Corporate Office Properties Trust, REIT	25,936	666,036
DDR Corp., REIT	11,308	197,890
Deutsche Wohnen AG	5,782	177,070
EPR Properties, REIT	9,911	652,937
Extra Space Storage, Inc., REIT	8,937	759,198
Gramercy Property Trust, Inc., REIT	47,180	399,615
Hatteras Financial Corp., REIT	7,737	122,941
LEG Immobilien AG	1,964	181,732
Macquarie Mexico Real Estate S.A. de C.V., REIT	263,850	363,156
Medical Properties Trust, Inc., REIT	51,595	686,729
Mid-America Apartment Communities, Inc., REIT	19,483	1,864,718
Mitsui Fudosan Co. Ltd.	8,000	192,273
Select Income, REIT	14,830	343,315
Simon Property Group, Inc., REIT	3,399	683,777
Sovran Self Storage, Inc., REIT	14,325	1,521,602
STAG Industrial, Inc., REIT	10,949	218,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Store Capital Corp., REIT	94,903	$2,436,160
TAG Immobilien AG	108,836	1,445,000
Tanger Factory Outlet Centers, Inc., REIT	7,264	254,821
Ventas, Inc., REIT	2,055	127,657
Weyerhaeuser Co., REIT	4,504	144,668

		$16,639,673
Restaurants - 0.7%
Alsea S.A.B. de C.V.	85,485	$327,389
Aramark	45,549	1,526,347
Chuy’s Holdings, Inc. (a)	3,637	111,074
DineEquity, Inc.	1,282	110,252
Domino’s Pizza, Inc.	761	91,990
Dunkin Brands Group, Inc.	4,501	209,297
El Pollo Loco Holdings, Inc. (a)	7,437	98,094
Starbucks Corp.	18,824	1,058,474
Whitbread PLC	20,207	1,143,226
Wingstop, Inc. (a)	5,700	142,158
YUM! Brands, Inc.	2,660	211,630
Zoe’s Kitchen, Inc. (a)	1,722	64,558

		$5,094,489
Special Products & Services - 0.0%
Boyd Group Income Fund	3,600	$216,310
WL Ross Holding Corp., EU (a)	5,022	53,133

		$269,443
Specialty Chemicals - 1.0%
A. Schulman, Inc.	4,897	$136,577
Akzo Nobel N.V.	9,029	639,859
Albemarle Corp.	5,652	373,936
Amira Nature Foods Ltd. (a)	3,881	28,137
Axalta Coating Systems Ltd. (a)	20,501	583,663
Croda International PLC	6,830	300,487
Elementis PLC	104,089	328,362
Ferro Corp. (a)	17,098	217,829
Ferroglobe PLC	32,037	326,457
Kansai Paint Co. Ltd.	9,000	155,379
Linde AG	14,249	2,176,530
Marine Harvest A.S.A.	26,808	417,176
Nippon Paint Holdings Co. Ltd.	15,000	390,968
PolyOne Corp.	3,137	112,869
RPM International, Inc.	3,193	161,342
Sika AG	177	753,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Symrise AG	3,150	$208,696

		$7,311,619
Specialty Stores - 2.8%
ABC-Mart, Inc.	1,900	$123,217
Amazon.com, Inc. (a)	9,690	6,391,427
AutoZone, Inc. (a)	3,549	2,715,801
Best Buy Co., Inc.	57,784	1,853,711
Citi Trends, Inc.	15,844	284,558
Esprit Holdings Ltd. (a)	73,300	64,258
Gap, Inc.	7,793	180,642
Just Eat PLC (a)	40,681	227,956
Lululemon Athletica, Inc. (a)	936	61,355
Monro Muffler Brake, Inc.	2,800	193,816
NEXT PLC	6,880	511,180
Nitori Co. Ltd.	5,000	460,808
O’Reilly Automotive, Inc. (a)	3,041	798,810
Rent-A-Center, Inc.	6,072	89,258
Ross Stores, Inc.	49,465	2,808,623
Sally Beauty Holdings, Inc. (a)	7,082	222,375
Shimamura Co. Ltd.	3,200	431,814
Tiffany & Co.	3,931	280,477
Tractor Supply Co.	5,789	547,987
Tuesday Morning Corp. (a)	19,145	166,179
Urban Outfitters, Inc. (a)	62,255	1,887,572
Zumiez, Inc. (a)	7,464	125,246

		$20,427,070
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	14,980	$1,571,102
KDDI Corp.	98,300	2,796,084
Philippine Long Distance Telephone Co.	375	13,732
SBA Communications Corp. (a)	7,246	746,628
SoftBank Group Corp.	4,400	231,437
Vodafone Group PLC	99,361	318,237

		$5,677,220
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	160,965	$342,271
British Telecom Group, PLC	28,839	186,756
Frontier Communications Corp.	28,878	160,562
Hellenic Telecommunications Organization S.A.	11,560	111,236
Quebecor, Inc., “B”	5,038	134,754
TDC A.S.	18,865	96,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	61,556	$3,135,663

		$4,167,777
Tobacco - 1.0%
Altria Group, Inc.	24,992	$1,567,248
British American Tobacco PLC	17,855	1,087,904
ITC Ltd.	69,494	339,575
Japan Tobacco, Inc.	55,900	2,289,746
Philip Morris International, Inc.	19,824	1,945,131
Reynolds American, Inc.	2,028	100,589
Swedish Match AB	12,156	385,549

		$7,715,742
Trucking - 0.4%
DSV A.S.	11,639	$489,756
FedEx Corp.	1,292	213,322
Knight Transportation, Inc.	18,383	488,436
Marten Transport Ltd.	14,425	269,171
Swift Transportation Co. (a)	21,588	358,793
Yamato Holdings Co. Ltd.	70,000	1,395,562

		$3,215,040
Utilities - Electric Power - 1.9%
AES Corp.	105,294	$1,175,081
American Electric Power Co., Inc.	25,198	1,600,073
Calpine Corp. (a)	10,807	170,534
CMS Energy Corp.	8,311	338,091
DTE Energy Co.	2,941	262,220
Duke Energy Corp.	16,336	1,286,950
Dynegy, Inc. (a)	3,025	53,331
El Paso Electric Co.	7,642	344,654
Enel S.p.A	65,303	295,960
Eversource Energy	3,913	220,850
Exelon Corp.	97,305	3,414,432
FirstEnergy Corp.	2,775	90,437
Great Plains Energy, Inc.	11,772	367,640
NextEra Energy, Inc.	1,103	129,691
PG&E Corp.	14,292	831,794
Pinnacle West Capital Corp.	3,399	246,937
Portland General Electric Co.	7,214	286,540
PPL Corp.	57,950	2,181,238
Public Service Enterprise Group, Inc.	5,359	247,211
WEC Energy Group, Inc.	2,841	165,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Xcel Energy, Inc.	1,683	$67,370

		$13,776,409
Total Common Stocks (Identified Cost, $484,082,078)		$482,259,503

Bonds - 19.6%
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026	$699,000	$749,332

Automotive - 1.1%
American Honda Finance Corp., 2.125%, 2/28/2017 (n)	$400,000	$404,329
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	250,000	251,685
Delphi Automotive PLC, 4.15%, 3/15/2024	369,000	387,448
Delphi Automotive PLC, 4.25%, 1/15/2026	824,000	873,269
Ford Motor Credit Co. LLC, 1.7%, 5/09/2016	800,000	800,090
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017	938,000	938,645
Ford Motor Credit Co. LLC, 2.145%, 1/09/2018	982,000	989,550
General Motors Co., 4.875%, 10/02/2023	1,000,000	1,070,510
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	900,000	906,482
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	1,200,000	1,189,542

		$7,811,550
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$325,000	$365,623
Life Technologies Corp., 5%, 1/15/2021	532,000	585,196

		$950,819
Broadcasting - 0.4%
21st Century Fox America, Inc., 6.15%, 2/15/2041	$500,000	$617,853
Omnicom Group, Inc., 3.6%, 4/15/2026	718,000	747,541
Omnicom Group, Inc., 3.625%, 5/01/2022	300,000	318,329
Omnicom Group, Inc., 3.65%, 11/01/2024	121,000	127,929
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	422,000	421,686
Time Warner, Inc., 5.35%, 12/15/2043	300,000	336,030
Viacom, Inc., 3.5%, 4/01/2017	500,000	508,260

		$3,077,628
Brokerage & Asset Managers - 0.3%
CME Group, Inc., 3%, 3/15/2025	$555,000	$564,923
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	473,000	487,184
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	805,545

		$1,857,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$436,405
Masco Corp., 4.375%, 4/01/2026	2,000	2,060
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	309,822
Owens Corning, Inc., 4.2%, 12/15/2022	152,000	156,378

		$904,665
Business Services - 0.5%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,035,736
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	700,000	709,335
Fidelity National Information Services, Inc., 5%, 10/15/2025	945,000	1,043,376
Fiserv, Inc., 2.7%, 6/01/2020	1,108,000	1,136,216

		$3,924,663
Cable TV - 0.5%
CCO Safari II LLC, 6.384%, 10/23/2035 (n)	$885,000	$1,021,552
Comcast Corp., 4.65%, 7/15/2042	325,000	366,760
Comcast Corp., 4.75%, 3/01/2044	710,000	821,870
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	400,000	428,694
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	406,562
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	344,741

		$3,390,179
Chemicals - 0.4%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$388,105
LYB International Finance B.V., 4.875%, 3/15/2044	386,000	403,108
LyondellBasell Industries N.V., 5%, 4/15/2019	588,000	634,480
Monsanto Co., 4.7%, 7/15/2064	1,189,000	1,052,974

		$2,478,667
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/2024	$336,000	$357,424

Computer Software - Systems - 0.1%
Apple, Inc., 4.375%, 5/13/2045	$700,000	$741,598

Conglomerates - 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$464,000	$492,655
Roper Industries, Inc., 1.85%, 11/15/2017	557,000	559,431

		$1,052,086
Consumer Products - 0.3%
Hasbro, Inc., 5.1%, 5/15/2044	$438,000	$453,450
Mattel, Inc., 5.45%, 11/01/2041	244,000	248,149
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	268,000	293,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$550,000	$575,089
Newell Rubbermaid, Inc., 4%, 12/01/2024	310,000	318,945
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	315,519

		$2,204,848
Consumer Services - 0.2%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$326,657
Visa, Inc., 4.15%, 12/14/2035	1,027,000	1,117,264

		$1,443,921
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$192,000	$191,833

Electronics - 0.2%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$997,500
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	414,544

		$1,412,044
Emerging Market Quasi-Sovereign - 0.0%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$232,000	$228,520

Energy - Independent - 0.1%
EQT Corp., 4.875%, 11/15/2021	$500,000	$504,404
Pioneer Natural Resources Co., 7.5%, 1/15/2020	219,000	250,561

		$754,965
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/2020	$213,000	$218,009

Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$471,000	$473,034

Financial Institutions - 0.2%
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	$1,207,000	$1,289,261
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	325,000	356,525

		$1,645,786
Food & Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$1,088,000	$1,133,905
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,423,000	1,556,240
J.M. Smucker Co., 2.5%, 3/15/2020	1,326,000	1,354,005
J.M. Smucker Co., 3.5%, 10/15/2021	400,000	425,007
J.M. Smucker Co., 4.375%, 3/15/2045	134,000	140,161
Kraft Foods Group, Inc., 6.5%, 2/09/2040	400,000	503,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Kraft Heinz Co., 5%, 7/15/2035 (n)	$225,000	$251,063
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)	738,000	778,813
Mead Johnson Nutrition Co., 4.125%, 11/15/2025	369,000	394,858
PepsiCo, Inc., 4.45%, 4/14/2046	469,000	523,460
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	500,000	568,835
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	860,000	918,804
SYSCO Corp., 2.5%, 7/15/2021	315,000	318,833
Tyson Foods, Inc., 2.65%, 8/15/2019	171,000	175,539
Tyson Foods, Inc., 4.5%, 6/15/2022	400,000	442,658
Tyson Foods, Inc., 5.15%, 8/15/2044	107,000	122,456
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	620,240
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	735,477

		$10,964,320
Food & Drug Stores - 0.3%
CVS Health Corp., 4.875%, 7/20/2035	$1,381,000	$1,548,036
CVS Health Corp., 2.75%, 12/01/2022	300,000	306,313

		$1,854,349
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$325,000	$366,243
International Paper Co., 6%, 11/15/2041	300,000	349,398
Packaging Corp. of America, 3.9%, 6/15/2022	43,000	43,602
Packaging Corp. of America, 3.65%, 9/15/2024	203,000	204,257

		$963,500
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$500,000	$500,493
Wyndham Worldwide Corp., 4.25%, 3/01/2022	500,000	524,465
Wyndham Worldwide Corp., 5.1%, 10/01/2025	701,000	754,830

		$1,779,788
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$325,000	$356,732
American International Group, Inc., 4.7%, 7/10/2035	1,081,000	1,100,362
American International Group, Inc., 4.5%, 7/16/2044	331,000	319,789
Unum Group, 4%, 3/15/2024	600,000	603,913

		$2,380,796
Insurance - Health - 0.4%
Aetna, Inc., 1.5%, 11/15/2017	$812,000	$814,915
Anthem, Inc., 1.875%, 1/15/2018	500,000	502,073
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,115,000	1,258,573

		$2,575,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.5%
Aon PLC, 4.6%, 6/14/2044	$600,000	$600,037
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	588,000	606,479
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	247,000	252,749
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	574,000	594,735
CNA Financial Corp., 5.875%, 8/15/2020	400,000	447,948
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	270,442
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	717,305

		$3,489,695
Major Banks - 2.0%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$1,200,000	$1,198,618
Bank of America Corp., 1.75%, 6/05/2018	1,200,000	1,204,721
Bank of America Corp., 4.125%, 1/22/2024	561,000	594,768
Bank of America Corp., 3.875%, 8/01/2025	979,000	1,016,643
Bank of America Corp., 3.5%, 4/19/2026	625,000	631,699
Goldman Sachs Group, Inc., 5.625%, 1/15/2017	1,000,000	1,029,701
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	865,345
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,713,337
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	450,222
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	500,000	553,175
Morgan Stanley, 2.2%, 12/07/2018	632,000	637,546
Morgan Stanley, 5.5%, 7/28/2021	450,000	511,217
Morgan Stanley, 3.95%, 4/23/2027	480,000	479,297
PNC Bank N.A., 2.6%, 7/21/2020	2,081,000	2,138,134
Regions Financial Corp., 2%, 5/15/2018	325,000	324,557
Wells Fargo & Co., 4.1%, 6/03/2026	1,200,000	1,262,357
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	224,000	239,260

		$14,850,597
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,187,000	$1,218,013
Becton, Dickinson and Co., 3.734%, 12/15/2024	156,000	166,065
Becton, Dickinson and Co., 4.685%, 12/15/2044	896,000	991,269
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	600,000	606,078
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	210,991
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	365,940
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	407,388
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	592,905

		$4,558,649
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/2025	$863,000	$925,640
Medtronic, Inc., 4.375%, 3/15/2035	1,311,000	1,459,991
Zimmer Holdings, Inc., 4.45%, 8/15/2045	1,070,000	1,079,348

		$3,464,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 0.4%
Barrick Gold Corp., 3.85%, 4/01/2022	$178,000	$182,422
Barrick Gold Corp., 4.1%, 5/01/2023	231,000	238,528
Barrick North America Finance LLC, 4.4%, 5/30/2021	231,000	246,225
Barrick North America Finance LLC, 5.75%, 5/01/2043	1,343,000	1,393,405
Southern Copper Corp., 5.25%, 11/08/2042	1,291,000	1,112,206

		$3,172,786
Midstream - 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$460,450
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	728,633
Energy Transfer Partners LP, 6.5%, 2/01/2042	325,000	315,257
Energy Transfer Partners LP, 5.15%, 2/01/2043	400,000	338,816
Enterprise Products Operating LLC, 3.9%, 2/15/2024	150,000	156,111
Enterprise Products Operating LLC, 4.45%, 2/15/2043	300,000	286,489
Enterprise Products Operating LLC, 4.85%, 3/15/2044	114,000	115,055
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	105,000	97,827
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	800,000	783,876
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	617,000	595,671
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	888,000	798,433
ONEOK Partners LP, 2%, 10/01/2017	500,000	497,457
Spectra Energy Partners LP, 4.75%, 3/15/2024	300,000	323,082
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	92,000	82,116
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	553,000	553,475

		$6,132,748
Natural Gas - Distribution - 0.1%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$317,569
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	326,139

		$643,708
Network & Telecom - 0.7%
AT&T, Inc., 2.45%, 6/30/2020	$1,426,000	$1,448,328
AT&T, Inc., 5.65%, 2/15/2047	611,000	688,320
Verizon Communications, Inc., 2.625%, 2/21/2020	858,000	884,057
Verizon Communications, Inc., 5.15%, 9/15/2023	325,000	373,780
Verizon Communications, Inc., 5.05%, 3/15/2034	1,387,000	1,522,270
Verizon Communications, Inc., 6.55%, 9/15/2043	400,000	527,615

		$5,444,370
Oils - 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,246,000	$1,254,744
Marathon Petroleum Corp., 3.625%, 9/15/2024	147,000	140,787
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	311,761
Valero Energy Corp., 4.9%, 3/15/2045	879,000	819,595

		$2,526,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.9%
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	$350,000	$352,200
Capital One Financial Corp., 3.75%, 4/24/2024	213,000	220,094
Capital One Financial Corp., 2.35%, 8/17/2018	1,833,000	1,849,930
Citigroup, Inc., 4.4%, 6/10/2025	1,000,000	1,032,113
Citizens Financial Group, Inc., 4.3%, 12/03/2025	667,000	688,195
Discover Bank, 7%, 4/15/2020	500,000	566,723
Discover Bank, 3.1%, 6/04/2020	860,000	876,108
Discover Bank, 4.25%, 3/13/2026	162,000	167,155
First Republic Bank, 2.375%, 6/17/2019	352,000	352,376
Macquarie Group Ltd., 3%, 12/03/2018 (n)	86,000	88,247
U.S. Bancorp, 3%, 3/15/2022	300,000	313,756

		$6,506,897
Pharmaceuticals - 1.5%
Actavis Funding SCS, 2.45%, 6/15/2019	$588,000	$593,961
Actavis Funding SCS, 3.45%, 3/15/2022	394,000	403,632
Actavis Funding SCS, 3.8%, 3/15/2025	311,000	319,294
Actavis Funding SCS, 4.55%, 3/15/2035	750,000	750,262
Actavis, Inc., 4.625%, 10/01/2042	300,000	297,325
Amgen, Inc., 2.3%, 6/15/2016	1,000,000	1,001,969
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	200,000	212,622
Biogen, Inc., 3.625%, 9/15/2022	1,348,000	1,438,346
Celgene Corp., 2.875%, 8/15/2020	2,377,000	2,461,811
Gilead Sciences, Inc., 2.35%, 2/01/2020	654,000	671,572
Gilead Sciences, Inc., 3.7%, 4/01/2024	593,000	639,999
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,000,000	1,068,478
Gilead Sciences, Inc., 4.5%, 2/01/2045	519,000	553,284
Mylan, Inc., 2.55%, 3/28/2019	400,000	400,714

		$10,813,269
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$342,107

Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$500,000	$573,598

Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$448,000	$503,361

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/2024	$164,000	$160,881
HCP, Inc., REIT, 3.4%, 2/01/2025	600,000	566,348

		$727,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$1,150,000	$1,205,106
Vornado Realty LP, REIT, 2.5%, 6/30/2019	460,000	464,247

		$1,669,353
Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	$186,000	$185,162

Real Estate - Retail - 0.2%
DDR Corp., REIT, 3.625%, 2/01/2025	$874,000	$858,264
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	388,000	389,595
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	400,000	442,106

		$1,689,965
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045	$821,000	$927,777

Retailers - 0.8%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$279,000	$252,499
Best Buy Co., Inc., 5.5%, 3/15/2021	1,500,000	1,601,250
Dollar General Corp., 4.15%, 11/01/2025	1,117,000	1,185,041
Gap, Inc., 5.95%, 4/12/2021	971,000	1,035,523
Home Depot, Inc., 2%, 6/15/2019	400,000	409,288
Home Depot, Inc., 2.625%, 6/01/2022	1,000,000	1,034,950
Home Depot, Inc., 4.875%, 2/15/2044	300,000	354,182

		$5,872,733
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$703,021
Ecolab, Inc., 4.35%, 12/08/2021	400,000	445,619

		$1,148,640
Telecommunications - Wireless - 0.4%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$332,891
American Tower Corp., REIT, 5%, 2/15/2024	400,000	444,303
American Tower Corp., REIT, 4%, 6/01/2025	464,000	485,543
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	662,765
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	374,671
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	620,077

		$2,920,250
Tobacco - 0.6%
Altria Group, Inc., 2.95%, 5/02/2023	$259,000	$269,799
Altria Group, Inc., 4%, 1/31/2024	1,135,000	1,254,728
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,051,000	1,131,579

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Philip Morris International, Inc., 4.875%, 11/15/2043	$230,000	$267,802
Reynolds American, Inc., 8.125%, 6/23/2019	266,000	317,289
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	374,351
Reynolds American, Inc., 4%, 6/12/2022	238,000	258,812
Reynolds American, Inc., 4.45%, 6/12/2025	196,000	217,063
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	306,773

		$4,398,196
Transportation - Services - 0.1%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$191,000	$202,249
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	578,000	747,047
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	80,784

		$1,030,080
Utilities - Electric Power - 0.6%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$312,000	$311,673
Berkshire Hathaway Energy, 4.5%, 2/01/2045	506,000	561,432
CMS Energy Corp., 3.875%, 3/01/2024	700,000	749,705
DTE Electric Co., 3.7%, 3/15/2045	500,000	508,091
EDP Finance B.V., 4.9%, 10/01/2019 (n)	750,000	791,228
PG&E Corp., 2.4%, 3/01/2019	403,000	410,288
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	323,621
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	315,620
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	221,555

		$4,193,213
Total Bonds (Identified Cost, $139,108,981)		$144,173,786

Preferred Stocks - 0.2%
Aerospace - 0.0%
Rolls-Royce Holdings PLC (a)	7,164,468	$10,468

Consumer Products - 0.2%
Henkel AG & Co. KGaA	12,797	$1,460,631

Specialty Chemicals - 0.0%
Fuchs Petrolub SE	5,633	$240,942
Total Preferred Stocks (Identified Cost, $1,672,005)		$1,712,041

Convertible Preferred Stocks - 0.0%
Telephone Services - 0.0%
Frontier Communications Corp., 11.125% (Identified Cost, $188,100)	1,876	$195,667

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.9%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
S&P 500 Index - December 2017 @ $1,800 (Premiums Paid, $6,311,114)	537	$6,229,200

Issuer	Shares/Par
Money Market Funds - 6.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	49,386,724	$49,386,724
Total Investments (Identified Cost, $680,749,002)		$683,956,921

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT (Proceeds Received, $17,412)	(212)	$(18,419)

Other Assets, Less Liabilities - 7.0%		50,988,032
Net Assets - 100.0%		$734,926,534

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,645,805, representing 2.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Portfolio of Investments (unaudited) – continued

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CHF	JPMorgan Chase Bank N.A.	14,257,432	6/20/16	$14,775,000	$14,894,569	$119,569
BUY	INR	Deutsche Bank AG	1,535,830,000	6/20/16	22,501,355	22,936,203	434,848
BUY	INR	Goldman Sachs International	2,488,089,950	6/20/16	37,015,000	37,157,324	142,324
BUY	JPY	JPMorgan Chase Bank N.A.	503,200,000	6/20/16	4,630,235	4,735,769	105,534

							$802,275

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	13,365,000	6/20/16	$9,986,328	$10,141,094	$(154,766)
SELL	CAD	JPMorgan Chase Bank N.A.	4,645,000	6/20/16	3,507,964	3,702,104	(194,140)
SELL	CHF	Barclays Bank PLC	28,345,000	6/20/16	28,796,705	29,611,684	(814,979)
SELL	CNY	Goldman Sachs International	3,510,000	6/20/16	535,837	540,255	(4,418)
SELL	EUR	Goldman Sachs International	13,300,000	6/20/16	15,021,033	15,252,387	(231,354)
SELL	EUR	JPMorgan Chase Bank N.A.	42,897,937	6/20/16	47,915,776	49,195,182	(1,279,406)
SELL	GBP	Barclays Bank PLC	22,210,000	6/20/16	31,780,511	32,456,783	(676,272)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	HKD	Barclays Bank PLC	19,825,000	6/20/16	$2,555,641	$2,556,940	$(1,299)
SELL	JPY	Barclays Bank PLC	1,635,400,000	6/20/16	14,415,351	15,391,248	(975,897)
SELL	JPY	JPMorgan Chase Bank N.A.	2,504,600,000	6/20/16	22,341,854	23,571,555	(1,229,701)
SELL	KRW	JPMorgan Chase Bank N.A.	17,323,158,250	6/20/16	14,855,000	15,192,289	(337,289)
SELL	KRW	Morgan Stanley Capital Services, Inc.	16,995,239,250	6/20/16	14,775,000	14,904,706	(129,706)
SELL	NZD	Barclays Bank PLC	10,760,000	6/20/16	7,422,248	7,493,370	(71,122)
SELL	NZD	JPMorgan Chase Bank N.A.	31,515,000	6/20/16	20,982,845	21,947,358	(964,513)
SELL	SEK	Barclays Bank PLC	44,320,000	6/20/16	5,298,077	5,528,906	(230,829)
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	6/20/16	852,190	872,711	(20,521)
SELL	TWD	Barclays Bank PLC	239,007,380	6/20/16	7,390,000	7,413,955	(23,955)
SELL	TWD	Deutsche Bank AG	744,300,000	6/20/16	22,755,204	23,088,018	(332,814)

							$(7,672,981)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	292	$29,199,187	May - 2016	$443,996
E-mini MSCI Index (Short)	USD	1,300	54,496,000	June - 2016	346,470
E-mini NASDAQ-100 Index (Long)	USD	97	8,403,110	June - 2016	106,191
FTSE China Index (Short)	USD	1,706	16,191,801	May - 2016	76,308
Hang Seng Index (Short)	HKD	58	7,718,588	May - 2016	247,735

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
MSCI Singapore Index (Short)	SGD	218	$5,138,994	May - 2016	$173,546
Nikkei 225 Index (Short)	JPY	410	60,746,839	June - 2016	4,796,997

					$6,191,243

Interest Rate Futures
German Euro Bobl (Short)	EUR	571	$85,552,810	June - 2016	$144,560

					$6,335,803

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	167	$16,578,589	June - 2016	$(109,820)
CAC 40 Index (Short)	EUR	459	22,996,663	May - 2016	(631,577)
Canadian S&P/TSX 60 Index (Short)	CAD	28	3,631,721	June - 2016	(156,378)
DAX Index (Short)	EUR	53	15,301,632	June - 2016	(101,749)
Euro STOXX 50 Index (Long)	EUR	664	22,664,936	June - 2016	(80,115)
FTSE 100 Index (Short)	GBP	855	77,605,473	June - 2016	(1,319,493)
Hang Seng China Enterprises Index (Long)	HKD	860	49,055,201	May - 2016	(1,591,460)
KOSPI 200 Index (Long)	KRW	170	18,256,765	June - 2016	(328,011)
OMX Index (Short)	SEK	644	10,836,317	May - 2016	(58,791)
Russell 2000 Index (Short)	USD	417	47,066,790	June - 2016	(2,963,169)
S&P 500 Index (Short)	USD	581	299,084,275	June - 2016	(11,570,905)
S&P MidCap 400 Index (Short)	USD	287	41,853,210	June - 2016	(2,410,011)
Topix Index (Long)	JPY	303	36,058,554	June - 2016	(2,796,541)

					$(24,118,020)

Interest Rate Futures
German Euro Buxl 30 yr (Long)	EUR	120	$22,463,133	June - 2016	$(290,090)
United Kingdom Gilt Bond 10 yr (Short)	GBP	421	73,571,238	June - 2016	(133,782)

					$(423,872)

					$(24,541,892)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 4/30/16

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/20	USD	222,900,000	Morgan Stanley (a)	1.00% (fixed rate)	(1)	$2,027,111

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums paid by the fund amounted to $2,208,377.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2016, the fund had cash collateral of $42,765,237 and other liquid securities with an aggregate value of $573,063 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $631,362,278)	$634,570,197
Underlying affiliated funds, at cost and value	49,386,724
Total investments, at value (identified cost, $680,749,002)	$683,956,921
Foreign currency, at value (identified cost, $3,874,098)	3,920,671
Deposits with brokers	42,765,237
Receivables for
Due from brokers (net unamortized premiums paid, $2,208,377)	4,315,757
Forward foreign currency exchange contracts	802,275
Daily variation margin on open futures contracts	4,623,784
Investments sold	8,864,527
Fund shares sold	1,706,028
Interest and dividends	2,361,891
Other assets	3,276
Total assets	$753,320,367
Liabilities
Payable to custodian	$17,540
Payables for
Securities sold short, at value (proceeds received, $17,412)	18,419
Forward foreign currency exchange contracts	7,672,981
Daily variation margin on open swap agreements	9,923
Investments purchased	7,712,993
Fund shares reacquired	2,541,658
Payable to affiliates
Investment adviser	54,954
Shareholder servicing costs	173,153
Distribution and service fees	8,506
Payable for independent Trustees’ compensation	158
Deferred country tax expense payable	136
Accrued expenses and other liabilities	183,412
Total liabilities	$18,393,833
Net assets	$734,926,534
Net assets consist of
Paid-in capital	$806,338,564
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $136 deferred country tax)	(21,998,066)
Accumulated net realized gain (loss) on investments and foreign currency	(52,122,540)
Undistributed net investment income	2,708,576
Net assets	$734,926,534
Shares of beneficial interest outstanding	73,517,335

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$160,515,716	16,129,634	$9.95
Class B	9,687,756	993,516	9.75
Class C	52,634,880	5,407,011	9.73
Class I	504,996,918	50,280,437	10.04
Class R1	243,388	25,061	9.71
Class R2	1,257,759	127,640	9.85
Class R3	412,401	41,159	10.02
Class R4	200,995	19,956	10.07
Class R5	4,976,721	492,921	10.10

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.56 [100 / 94.25 x $9.95]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,259,680
Interest	2,326,659
Dividends from underlying affiliated funds	55,838
Foreign taxes withheld	(188,837)
Total investment income	$7,453,340
Expenses
Management fee	$3,466,135
Distribution and service fees	541,343
Shareholder servicing costs	324,350
Administrative services fee	64,673
Independent Trustees’ compensation	6,251
Custodian fee	179,951
Shareholder communications	27,216
Audit and tax fees	47,295
Legal fees	3,162
Dividend and interest expense on securities sold short	464
Miscellaneous	158,271
Total expenses	$4,819,111
Fees paid indirectly	(1,470)
Reduction of expenses by investment adviser and distributor	(30,271)
Net expenses	$4,787,370
Net investment income	$2,665,970
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,274,000
Written options	123,469
Futures contracts	(19,256,446)
Swap agreements	5,349,537
Foreign currency	554,732
Net realized gain (loss) on investments and foreign currency	$(10,954,708)
Change in unrealized appreciation (depreciation)
Investments (net of $29 increase in deferred country tax)	$(7,424,885)
Futures contracts	383,921
Swap agreements	(2,468,878)
Securities sold short	(301)
Translation of assets and liabilities in foreign currencies	(8,061,793)
Net unrealized gain (loss) on investments and foreign currency translation	$(17,571,936)
Net realized and unrealized gain (loss) on investments and foreign currency	$(28,526,644)
Change in net assets from operations	$(25,860,674)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$2,665,970	$3,196,365
Net realized gain (loss) on investments and foreign currency	(10,954,708)	(523,265)
Net unrealized gain (loss) on investments and foreign currency translation	(17,571,936)	(20,992,812)
Change in net assets from operations	$(25,860,674)	$(18,319,712)
Distributions declared to shareholders
From net investment income	$(8,270,546)	$(4,060,201)
Change in net assets from fund share transactions	$(22,688,212)	$404,966,176
Total change in net assets	$(56,819,432)	$382,586,263
Net assets
At beginning of period	791,745,966	409,159,703
At end of period (including undistributed net investment income of $2,708,576 and $8,313,152, respectively)	$734,926,534	$791,745,966

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Years ended 10/31
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.38		$10.65	$10.28	$9.81	$9.25	$9.17
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.03	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		(0.23)	0.45	0.70	0.81	0.26
Total from investment operations	$(0.34)		$(0.18)	$0.50	$0.73	$0.84	$0.30
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)	$(0.13)	$(0.26)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$9.95		$10.38	$10.65	$10.28	$9.81	$9.25
Total return (%) (r)(s)(t)(x)	(3.25	)(n)	(1.67)	4.93	7.57	9.31	3.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.40	1.47	1.64	1.80	1.85
Expenses after expense reductions (f)	1.35	(a)	1.39	1.40	1.39	1.39	1.40
Net investment income	0.59	(a)	0.49	0.45	0.30	0.35	0.46
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$160,516		$181,537	$128,066	$86,701	$41,964	$41,358
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.35	(a)	1.39	1.40	1.39	1.39	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.14		$10.41	$10.07	$9.62	$9.06	$8.98
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.03)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.35)		(0.22)	0.44	0.69	0.80	0.25
Total from investment operations	$(0.36)		$(0.25)	$0.41	$0.65	$0.76	$0.22
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$(0.07)	$(0.20)	$(0.20)	$(0.14)
Net asset value, end of period (x)	$9.75		$10.14	$10.41	$10.07	$9.62	$9.06
Total return (%) (r)(s)(t)(x)	(3.60	)(n)	(2.42)	4.10	6.87	8.52	2.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.15	2.22	2.39	2.54	2.61
Expenses after expense reductions (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15
Net investment loss	(0.16	)(a)	(0.24)	(0.30)	(0.39)	(0.39)	(0.28)
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$9,688		$9,654	$8,637	$7,418	$4,677	$3,958
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.13		$10.40	$10.06	$9.61	$9.04	$8.97
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.03)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		(0.22)	0.44	0.68	0.80	0.25
Total from investment operations	$(0.37)		$(0.25)	$0.41	$0.64	$0.76	$0.22
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$(0.07)	$(0.19)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$9.73		$10.13	$10.40	$10.06	$9.61	$9.04
Total return (%) (r)(s)(t)(x)	(3.63	)(n)	(2.37)	4.12	6.75	8.53	2.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.15	2.22	2.39	2.55	2.61
Expenses after expense reductions (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15
Net investment loss	(0.16	)(a)	(0.26)	(0.30)	(0.42)	(0.41)	(0.28)
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$52,635		$55,745	$41,318	$30,918	$18,622	$18,845
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.48		$10.75	$10.37	$9.89	$9.33	$9.25
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.07	$0.05	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		(0.22)	0.46	0.71	0.81	0.26
Total from investment operations	$(0.32)		$(0.15)	$0.53	$0.76	$0.87	$0.32
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.15)	$(0.28)	$(0.31)	$(0.24)
Net asset value, end of period (x)	$10.04		$10.48	$10.75	$10.37	$9.89	$9.33
Total return (%) (r)(s)(x)	(3.10	)(n)	(1.44)	5.18	7.87	9.59	3.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.15	1.23	1.40	1.49	1.55
Expenses after expense reductions (f)	1.10	(a)	1.15	1.15	1.14	1.14	1.15
Net investment income	0.83	(a)	0.69	0.68	0.50	0.60	0.60
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$504,997		$538,464	$228,066	$124,997	$31,289	$10,737
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.10	(a)	1.15	1.15	1.14	1.14	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.10		$10.37	$10.02	$9.56	$9.03	$8.97
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.03)	$(0.03)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.35)		(0.22)	0.44	0.67	0.79	0.24
Total from investment operations	$(0.36)		$(0.25)	$0.41	$0.64	$0.75	$0.22
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$(0.06)	$(0.18)	$(0.22)	$(0.16)
Net asset value, end of period (x)	$9.71		$10.10	$10.37	$10.02	$9.56	$9.03
Total return (%) (r)(s)(x)	(3.62	)(n)	(2.42)	4.14	6.81	8.56	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.15	2.22	2.39	2.56	2.63
Expenses after expense reductions (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15
Net investment loss	(0.16	)(a)	(0.29)	(0.29)	(0.36)	(0.45)	(0.23)
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$243		$239	$151	$122	$112	$131
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.11	(a)	2.14	2.15	2.14	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R2			2015	2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$10.26		$10.53	$10.18	$9.73		$9.18	$9.11
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.03	$0.02	$(0.00	)(w)	$0.01	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		(0.23)	0.45	0.69		0.80	0.25
Total from investment operations	$(0.35)		$(0.20)	$0.47	$0.69		$0.81	$0.27
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)	$(0.12)	$(0.24)		$(0.26)	$(0.20)
Net asset value, end of period (x)	$9.85		$10.26	$10.53	$10.18		$9.73	$9.18
Total return (%) (r)(s)(x)	(3.38	)(n)	(1.88)	4.64	7.27		9.03	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.65	1.73	1.90		2.02	2.12
Expenses after expense reductions (f)	1.61	(a)	1.64	1.65	1.65		1.64	1.65
Net investment income (loss)	0.36	(a)	0.26	0.18	(0.05)		0.12	0.24
Portfolio turnover	30	(n)	49	94	44		63	69
Net assets at end of period (000 omitted)	$1,258		$1,139	$1,028	$627		$176	$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.61	(a)	1.64	1.65	1.65		1.64	1.65

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.39		$10.65	$10.28	$9.81	$9.25	$9.18
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.04	$0.04	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		(0.23)	0.45	0.69	0.80	0.24
Total from investment operations	$(0.33)		$(0.18)	$0.50	$0.73	$0.84	$0.29
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.13)	$(0.26)	$(0.28)	$(0.22)
Net asset value, end of period (x)	$10.02		$10.39	$10.65	$10.28	$9.81	$9.25
Total return (%) (r)(s)(x)	(3.21	)(n)	(1.72)	4.87	7.62	9.40	3.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.40	1.47	1.64	1.79	1.87
Expenses after expense reductions (f)	1.35	(a)	1.39	1.40	1.39	1.39	1.40
Net investment income	0.57	(a)	0.43	0.48	0.35	0.37	0.50
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$412		$707	$270	$355	$114	$105
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.35	(a)	1.39	1.40	1.39	1.39	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R4			2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.44		$10.76		$10.38	$9.89	$9.33	$9.25
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09		$0.08	$0.07	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)		(0.30	)(g)	0.45	0.70	0.81	0.25
Total from investment operations	$(0.32)		$(0.21)		$0.53	$0.77	$0.87	$0.32
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)		$(0.15)	$(0.28)	$(0.31)	$(0.24)
Net asset value, end of period (x)	$10.07		$10.44		$10.76	$10.38	$9.89	$9.33
Total return (%) (r)(s)(x)	(3.08	)(n)	(1.94)		5.13	7.96	9.59	3.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.14		1.21	1.39	1.50	1.62
Expenses after expense reductions (f)	1.11	(a)	1.13		1.15	1.14	1.14	1.15
Net investment income	0.88	(a)	0.81		0.75	0.67	0.61	0.73
Portfolio turnover	30	(n)	49		94	44	63	69
Net assets at end of period (000 omitted)	$201		$161		$1,483	$1,359	$1,492	$881
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.13		1.15	1.14	1.14	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R5 (y)			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.54		$10.81	$10.42	$9.92	$9.32	$9.23
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.06	$0.08	$0.07	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		(0.21)	0.46	0.70	0.83	0.28
Total from investment operations	$(0.32)		$(0.15)	$0.54	$0.77	$0.87	$0.32
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.15)	$(0.27)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$10.10		$10.54	$10.81	$10.42	$9.92	$9.32
Total return (%) (r)(s)(x)	(3.03	)(n)	(1.38)	5.29	7.91	9.58	3.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.08	1.14	1.32	1.74	1.65
Expenses after expense reductions (f)	1.03	(a)	1.07	1.07	1.07	1.21	1.25
Net investment income	0.95	(a)	0.61	0.79	0.70	0.42	0.40
Portfolio turnover	30	(n)	49	94	44	63	69
Net assets at end of period (000 omitted)	$4,977		$4,099	$140	$115	$105	$289
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.03	(a)	1.07	1.07	1.07	1.21	1.25

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, sub-adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from

Notes to Financial Statements (unaudited) – continued

ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing

Notes to Financial Statements (unaudited) – continued

services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$341,986,176	$—	$—	$341,986,176
United Kingdom	31,468,307	10,468	—	31,478,775
Japan	—	24,378,425	—	24,378,425
Switzerland	20,333,222	—	—	20,333,222
France	18,424,841	—	—	18,424,841
Germany	11,988,771	—	—	11,988,771
Canada	4,707,779	—	—	4,707,779
Hong Kong	477,059	3,950,294	—	4,427,353
Australia	2,447,398	1,928,936	—	4,376,334
Other Countries	24,508,145	3,786,590	—	28,294,735
Non-U.S. Sovereign Debt	—	228,520	—	228,520
U.S. Corporate Bonds	—	130,780,394	—	130,780,394
Foreign Bonds	—	13,164,872	—	13,164,872
Mutual Funds	49,386,724	—	—	49,386,724
Total Investments	$505,728,422	$178,228,499	$—	$683,956,921
Short Sales	$(18,419)	$—	$—	$(18,419)

Other Financial Instruments
Futures Contracts – Assets	$597,221	$5,738,582	$—	$6,335,803
Futures Contracts – Liabilities	(17,524,335)	(7,017,557)	—	(24,541,892)
Swap Agreements	—	2,027,111	—	2,027,111
Forward Foreign Currency Exchange Contracts	—	(6,870,706)	—	(6,870,706)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,760,795 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $517,634 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were, written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$144,560	$(423,872)
Foreign Exchange	Forward Foreign Currency Exchange	802,275	(7,672,981)
Equity	Equity Futures	6,191,243	(24,118,020)
Equity	Purchased Equity Options	6,229,200	—
Credit	Credit Default Swaps	2,027,111	—
Total		$15,394,389	$(32,214,873)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)	Written Options
Interest Rate	$(922,404)	$4,815,670	$—	$—	$—
Foreign Exchange	—	—	1,222,652	—	—
Equity	(18,334,042)	—	—	(6,729,427)	123,469
Credit	—	533,867	—	—	—
Total	$(19,256,446)	$5,349,537	$1,222,652	$(6,729,427)	$123,469

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(1,095,379)	$(1,942,296)	$—	$—
Foreign Exchange	—	—	(8,145,505)	—
Equity	1,479,300	—	—	(1,344,637)
Credit	—	(526,582)	—	—
Total	$383,921	$(2,468,878)	$(8,145,505)	$(1,344,637)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s

Notes to Financial Statements (unaudited) – continued

collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$4,623,784	$—
Cleared Swaps Agreements (a)	4,305,834	—
Forward Foreign Currency Exchange Contracts	802,275	(7,672,981)
Purchased Options	6,229,200	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$15,961,093	$(7,672,981)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	15,158,818	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$802,275	$(7,672,981)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. The amount presented here represents the fund’s current day net variation margin and due from brokers for the cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Deutsche Bank AG	$434,848	$(332,814)	$—	$(102,034)	$—
Goldman Sachs International	142,324	(142,324)	—	—	—
JPMorgan Chase Bank N.A.	225,103	(225,103)	—	—	—
Total	$802,275	$(700,241)	$—	$(102,034)	$—

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(2,794,353)	$—	$—	$1,190,000	$(1,604,353)
Deutsche Bank AG	(332,814)	332,814	—	—	—
Goldman Sachs International	(235,772)	142,324	—	—	(93,448)
JPMorgan Chase Bank N.A.	(4,180,336)	225,103	—	2,370,000	(1,585,233)
Morgan Stanley & Co. International PLC	(129,706)	—	—	—	—
Total	$(7,672,981)	$700,241	$—	$3,560,000	$(3,412,740)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the

Notes to Financial Statements (unaudited) – continued

market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended April 30, 2016:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	380	272,635
Options closed	(380)	(272,635)
Options expired	—	—
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the

Notes to Financial Statements (unaudited) – continued

term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap

Notes to Financial Statements (unaudited) – continued

agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2016, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2016, this expense amounted to $464. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$4,060,201

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$681,917,864
Gross appreciation	33,519,909
Gross depreciation	(31,480,852)
Net unrealized appreciation (depreciation)	$2,039,057

As of 10/31/15
Undistributed ordinary income	8,262,932
Capital loss carryforwards	(54,651,955)
Other temporary differences	(464,160)
Net unrealized appreciation (depreciation)	9,572,373

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

10/31/17	$(23,271,864)
10/31/18	(11,844,509)
Total	$(35,116,373)

Post-enactment losses which are characterized as follows:
Short-Term	$(19,362,886)
Long-Term	(172,696)
Total	$(19,535,582)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s

Notes to Financial Statements (unaudited) – continued

income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/16	Year ended 10/31/15
Class A	$1,628,398	$1,168,508
Class B	26,078	15,581
Class C	185,778	94,783
Class I	6,371,943	2,754,968
Class R1	600	295
Class R2	7,088	7,229
Class R3	774	1,979
Class R4	829	15,248
Class R5	49,058	1,610
Total	$8,270,546	$4,060,201

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $28,919, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,185 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$214,010
Class B	0.75%	0.25%	1.00%	1.00%	49,525
Class C	0.75%	0.25%	1.00%	1.00%	273,217
Class R1	0.75%	0.25%	1.00%	1.00%	1,188
Class R2	0.25%	0.25%	0.50%	0.50%	2,945
Class R3	—	0.25%	0.25%	0.25%	458
Total Distribution and Service Fees					$541,343

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $1,350 and $2, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$1,296
Class B	5,177
Class C	5,921

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $16,703, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $307,647.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $828 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 6,330 shares each of Class R4 for an aggregate amount of $63,743.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $201,304,583 and $244,927,989, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,126,988	$31,585,103	9,890,756	$105,351,762
Class B	129,333	1,290,519	250,071	2,599,065
Class C	639,182	6,359,060	2,281,323	23,686,926
Class I	15,513,125	158,621,720	42,584,531	457,605,283
Class R1	1,330	12,976	16,315	171,776
Class R2	26,970	268,556	26,506	279,217
Class R3	20,983	209,958	58,308	627,574
Class R4	10,968	112,443	186,710	2,016,947
Class R5	190,578	1,953,508	399,893	4,241,215
	19,659,457	$200,413,843	55,694,413	$596,579,765

Shares issued to shareholders in reinvestment of distributions
Class A	149,101	$1,526,795	103,320	$1,080,730
Class B	1,948	19,592	1,181	12,155
Class C	14,808	148,825	7,043	72,406
Class I	450,824	4,657,008	212,456	2,239,287
Class R1	60	600	29	295
Class R2	698	7,088	698	7,229
Class R3	75	774	189	1,979
Class R4	80	829	1,445	15,248
Class R5	2,435	25,276	152	1,610
	620,029	$6,386,787	326,513	$3,430,939

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,640,277)	$(46,810,832)	(4,527,965)	$(47,999,277)
Class B	(89,986)	(884,699)	(128,932)	(1,345,077)
Class C	(750,497)	(7,413,130)	(756,669)	(7,841,761)
Class I	(17,048,899)	(172,793,231)	(12,643,878)	(133,945,480)
Class R1	(37)	(362)	(7,223)	(72,640)
Class R2	(11,020)	(110,899)	(13,809)	(141,437)
Class R3	(47,968)	(495,498)	(15,789)	(162,965)
Class R4	(6,545)	(65,914)	(310,606)	(3,278,289)
Class R5	(88,978)	(914,277)	(24,153)	(257,602)
	(22,684,207)	$(229,488,842)	(18,429,024)	$(195,044,528)

Net change
Class A	(1,364,188)	$(13,698,934)	5,466,111	$58,433,215
Class B	41,295	425,412	122,320	1,266,143
Class C	(96,507)	(905,245)	1,531,697	15,917,571
Class I	(1,084,950)	(9,514,503)	30,153,109	325,899,090
Class R1	1,353	13,214	9,121	99,431
Class R2	16,648	164,745	13,395	145,009
Class R3	(26,910)	(284,766)	42,708	466,588
Class R4	4,503	47,358	(122,451)	(1,246,094)
Class R5	104,035	1,064,507	375,892	3,985,223
	(2,404,721)	$(22,688,212)	37,591,902	$404,966,176

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $1,326 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,806,274	470,484,548	(452,904,098)	49,386,724

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,838	$49,386,724

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.